UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period: October 31, 2015

Item 1. Reports to Stockholders.

Annual Report

October 31, 2015

Stone Ridge Reinsurance Risk Premium Fund

Stone Ridge High Yield Reinsurance Risk Premium Fund

Stone Ridge U.S. Large Cap Variance Risk Premium Fund

Stone Ridge U.S. Small Cap Variance Risk Premium Fund

Stone Ridge U.S. Variance Risk Premium Master Fund

Stone Ridge International Developed Markets Variance Risk Premium Fund

Stone Ridge Emerging Markets Variance Risk Premium Fund

Stone Ridge International Variance Risk Premium Master Fund

Stone Ridge Global Equity Variance Risk Premium Master Fund

Shareholder Letter

December 2015

Dear Fellow Shareholder:

Like all firms, Stone Ridge was once a startup – no products, no clients.  Now, with over 150 institutional clients, 11 funds, and $790 million of trading profits since inception, I hope we’re always a startup.  As the brilliant Peter Thiel wrote in Zero to One:

The best startups might be considered slightly less extreme kinds of cults.  The biggest difference is that cults tend to be fanatically wrong about something important.  People at successful startups are fanatically right about something those outside it have missed.

What are we fanatically right about?

Stone Ridge is an ecosystem of optimism and possibilities.  Our power comes from knowing that kindness has no downside.  It works.  Not every time, but always.  Can you build a financial services firm based on “Focus.  Be Humble.  Be Kind.”?  Our experiment is ongoing, but so far the results are encouraging.

Our Firm Principles are aspirational – we’re far from perfect – though our approach to moving though the world, applied consistently, has resulted in a culture we cherish.  At Stone Ridge, our people – powered by an almost childlike sense of wonder – are everything.  So how do new people join?

The recruiting process requires candidates – no matter how senior, no matter how junior – to meet with each member of our Management Committee twice.  That part alone is 18 meetings.  The entire process, which takes months and ultimately includes completion and presentation of a challenging project, is “off market.” This is on purpose.  The higher up you go in most organizations, the more detached the senior executives get from the hiring process.  I believe the opposite should be true.  The objective is to create a hiring culture that resists compromise.  Our most treasured achievement since inception is not the $790 million of trading profits.  It’s that zero employees have chosen to leave.

While our firm’s growth has felt natural to us at every step along the way, some outsiders are surprised.  The part they miss is the part they don’t see: the commitment of everyone at Stone Ridge to ongoing personal improvement.  When you’re committed to getting better at something, progress is not always visible or tangible in the moment, but micro improvements accumulate.  Breakthroughs eventually happen, though patience is required.  We have chosen the path of personal improvement for its own sake, but also so that we can be our best selves to support our shared journey. Together we want to find out what’s possible in asset management.

In 2015, we introduced the concept of Antifragile at Stone Ridge.  Coined by the brave Nassim Taleb, something Antifragile goes beyond surviving shocks, which is resiliency.  For something Antifragile, shocks actually make it stronger.  Firms are fragile.  Could Stone Ridge become Antifragile? For example, after a disaster could our internal relationships actually strengthen amidst the chaos? In the aftermath, could our investors make more money, not less? Let me share two concrete examples of how we began our Antifragile journey this year.

First, about 6 months ago, I assigned a question to everyone at the firm:

Who are you committed to being, and how are you committed to responding, when the firm experiences its first disaster?

It’s a heavy question and I wasn’t looking for conceptual answers.  I wanted bullet points and concrete action items. “Be specific.  Show me your list.” Individual answers were presented to managers, who synthesized the views of their teams, and presented the overall results to our Management Committee.  The details of our answers are private to us, but I can share that the process of answering this question changed us as a firm.

Stone Ridge Funds	Annual Report	October 31, 2015

Shareholder Letter

Of course, we don’t wish for a disaster, but the firm will be stronger afterwards.  The power in that confidence, in that knowing, is palpable inside Stone Ridge.  It has caused a real shift in the firm.  You can feel it in the office.  I invite you to visit us in 2016 and feel it for yourself.

The second Antifragile step we took in 2015 was the filing of the prospectus for the Stone Ridge Post-Event Reinsurance Fund (SRPEX).  SRPEX will activate and collect client assets only after industry-changing disasters, the same kind of “CNN events” that will cause our Reinsurance Funds to have material drawdowns.  Historically, such industry-changing events (e.g., devastating hurricanes Denis, Emily, Katrina, Rita, and Wilma occurred during four consecutive months in 2005) have caused post-event reinsurance yields to increase considerably the following renewal season.  Upon triggering, SRPEX will become the sole channel to access the Stone Ridge Reinsurance Funds.  SRPEX is available only to existing clients at the time of its activation and it does not charge any additional management fees or fund expenses.

How can a fund that charges no fees and has no assets help a firm, its clients, and its reinsurance partners become Antifragile? For clients, SRPEX means access to valuable post-event capacity with the largest global reinsurers, so long-term wealth creation becomes Antifragile.  For our reinsurance partners, SRPEX means balance sheet security and the ability to play post-event offense, so their capital structure becomes Antifragile.  And for Stone Ridge, SRPEX means post-event assets under management (AUM) goes up instead of down, so our firm becomes Antifragile.

The journey towards Antifragile is a long one, but we’ve taken the first steps.

2015 was far from a smooth ride and, given the diversity of our risk exposures, it never will be.  Our reinsurance portfolios took many hits this year, including the Tianjin explosion in China, the Pemex explosion in the Gulf, Hurricane Patricia hitting the Jalisco coast, Cyclone Marcia smashing the Queensland coast, and brutal hailstorms in Sydney.  We also suffered from the August volatility spikes in financial risk markets.  Yet across all products, Stone Ridge delivered $404 million of trading profits through November.  Even in August, trading profits were positive, as gains from our reinsurance portfolios more than offset losses from our Variance Risk Premium (VRP) franchise.

The Sharpe Ratio of 2015’s $404 million trading profits was an unsustainable 4.2, following last year’s $281 million trading profits and similarly unsustainable 5.5 Sharpe Ratio.  Our performance since inception materially understates the true risk of our strategies.  In particular, historical volatility is an often misleading and always incomplete measure of risk for any strategy, but especially for those involving insurance-related investments.  Do not get lulled into a false sense of security when you look at the consistency of our past results.  In future years, there will be tragic earthquakes and hurricanes.  There will be market crashes.

We don’t court sharp losses, but they are part of the business and part of life.  Reinsurers and option sellers – kindred spirits – must accept disasters, or else they would have no clients and our funds would make no money.  Simply put, if you never pay claims, no one buys insurance.  The real determinative of long-term wealth creation is how those providing risk transfer services to the markets – our clients via Stone Ridge funds – behave after losses.

When crashes happen, we will be standing shoulder to shoulder with you, arms locked together, drawing on centuries of wisdom about insurance markets, and reminding you that the best reinsurers sell more reinsurance after the storm.

Stone Ridge is most proud of the 50/50 partnership we have with you, our clients.  We are on the path together.  You contribute the capital necessary to sustain and propel groundbreaking product development.  We contribute our collective careers’ worth of experience in sourcing, structuring, execution, and risk management.  Together it works. In that spirit, I offer my deepest gratitude to you for sharing responsibility for your wealth with us this year.  We look forward to serving you again in 2016.

Sincerely,

Ross L.  Stevens

Founder, CEO

Stone Ridge Funds	Annual Report	October 31, 2015

Shareholder Letter

Standardized returns as September 30, 2015 for: U.S.  Large Cap Variance Risk Premium Fund (“VRLIX”) 1Yr=1.67%, since inception (5/1/13)=7.13%; U.S.  Small Cap Variance Risk Premium Fund (“VRSIX”) 1Yr=2.32%, since inception (5/1/13)=5.65%; U.S.  Variance Risk Premium Master Fund (“VRPIX”) 1Yr=1.77%, since inception (5/21/13)=6.01%; International Developed Markets Variance Risk Premium Fund (“VRFIX”) 1Yr=-3.18%, since inception (2/11/14)=-0.44%; Emerging Markets Variance Risk Premium Fund (“VRMIX”) 1Yr=-13.05%, since inception (2/11/14)=-6.66%; International Variance Risk Premium Master Fund (“VRIIX”) 1Yr=-6.82%, since inception (2/11/14)=-2.90%; Global Equity Variance Risk Premium Master Fund (“VRGIX”) since inception (11/14/14)=-2.85%; All Asset Variance Risk Premium Fund (“AVRPX”) since inception (4/13/2015)=2.40%; Reinsurance Risk Premium Fund (“SREIX”) 1Yr=4.73%, since inception (2/1/13)=6.22%; High Yield Reinsurance Risk Premium Fund (“SHRIX”) 1Yr=5.69%, since inception (2/1/13)=7.30%; Reinsurance Risk Premium Interval Fund (“SRRIX”) 1YR=7.22%, since inception (12/9/2013)=8.38%. Returns over one year are annualized.  Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Results for funds are net of fees and reflect the reinvestment of dividends and earnings.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent quarter end may be obtained by calling 855-609-3680.

The gross expense ratio for the funds: VRLIX 1.62%; VRSIX 1.60%; VRFIX 2.24%; VRMIX 2.41%; SREIX 1.71%; SHRIX 1.78%; SRRIX 2.38%; VRPIX 1.76%; VRIIX 2.62%; VRGIX 2.02%; AVRPX 2.28%

The Funds are generally available only to registered investment advisors (“RIAs”) meeting certain qualifications and that have completed a training program provided by the Advisor.  Before allocating shares of the Funds to a client’s account, RIAs should carefully consider the Fund’s investment objectives, risks, and charges and expenses before investing, as investing in the Funds may not be appropriate for all clients and is not designed to be a complete investment program.  Each Fund’s prospectus contains this and other information about the Fund.  A prospectus and other information about the Funds may be obtained by calling 855-609-3680 or visiting www.stoneridgefunds.com. Please read the prospectus carefully before investing. The information in this letter to shareholders regarding the Stone Ridge Post-Event Reinsurance Fund and in the Post-Event Reinsurance Fund prospectus (or Statement of Additional Information) is not complete and may be changed.  The Advisor may not sell the Post-Event Reinsurance Fund until the registration statement filed with the Securities and Exchange Commission is effective.  The Post-Event Reinsurance Fund’s prospectus (or Statement of Additional Information) is not an offer to sell the fund and is not soliciting an offer to buy the fund in any state where the offer or sale is not permitted.

An investment in the Funds involves a high degree of risk.  Before making an investment/allocation decision, an RIA should (i) consider the suitability of this investment with respect to a client’s investment objectives and individual situation and (ii) consider factors such as a client’s net worth, income, age, and risk tolerance. Allocation to client accounts should be avoided where a client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

Mutual fund investing involves risk; Principal loss is possible.

The event-linked securities in which the Reinsurance Risk Premium Fund, High Yield Reinsurance Risk Premium Fund, and Reinsurance Risk Premium Interval Fund invest are considered “high yield” or “junk bonds”.  It is possible that investing in the Funds may result in a loss of some or all of the amount invested. Event-linked, catastrophe bonds and reinsurance related securities carry large uncertainties and major risk exposures to adverse conditions.  If a trigger event, as defined within the terms of the bond (such as a major natural disaster), involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Funds may lose a portion or all of their investments in such security, including accrued interest and/or principal invested in such security.  The Funds may invest in illiquid or restricted securities which may be difficult or impossible to sell at a time that the Funds would like or at the price that the Funds believe the security is worth.  For additional risks, please refer to the prospectus.

Stone Ridge Funds	Annual Report	October 31, 2015

Shareholder Letter

The US Variance Risk Premium Master Fund’s, US Large Cap Variance Risk Premium Fund’s, US Small Cap Variance Risk Premium Fund’s, and All Asset Variance Risk Premium Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Funds, which magnifies the Funds’ exposure to the underlying investment.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Funds to fail to achieve its original purpose for using such derivatives.  The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments.  As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value.  The Funds are subject to leveraging risk. Leverage magnifies the Funds’ exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Funds would otherwise have. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk.  If, in any year, the Funds fail to qualify as a RIC under the Code for any reason, such a failure would have a material adverse effect on the Funds and their shareholders.

The opinions expressed are those of Stone Ridge Asset Management through the end of the period of this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is no guarantee of future results.

This information is intended for the shareholders of the Funds and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Sharpe Ratio is a measure that indicates the average return minus the risk-free return divided by the standard deviation of return on an investment.

The Stone Ridge Funds are distributed by Quasar Distributors, LLC.

Stone Ridge Funds	Annual Report	October 31, 2015

STONE RIDGE REINSURANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000,000 made on February 1, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED OCTOBER 31, 2015)
	1-year period ended 10/31/2015	Since Inception (02/01/13)
Stone Ridge Reinsurance Risk Premium Fund — Class I	4.22%	6.24%
Stone Ridge Reinsurance Risk Premium Fund — Class M	4.06%	6.09%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%	0.04%

Stone Ridge Funds	Annual Report	October 31, 2015

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000,000 made on February 1, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED OCTOBER 31, 2015)
	1-year period ended 10/31/2015	Since Inception (02/01/13)
Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I	5.06%	7.32%
Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M	4.90%	7.16%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%	0.04%

Stone Ridge Funds	Annual Report	October 31, 2015

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000,000 made on May 1, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED OCTOBER 31, 2015)
	1-year period ended 10/31/2015	Since Inception (05/01/13)
Stone Ridge U.S. Large Cap Variance Risk Premium Fund — Class I	6.33%	8.69%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund — Class M	6.15%	8.50%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%	0.04%

Stone Ridge Funds	Annual Report	October 31, 2015

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000,000 made on May 1, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED OCTOBER 31, 2015)
	1-year period ended 10/31/2015	Since Inception (05/01/13)
Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class I	5.23%	6.86%
Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class M	5.15%	6.70%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%	0.04%

Stone Ridge Funds	Annual Report	October 31, 2015

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000,000 made on May 22, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED OCTOBER 31, 2015)
	1-year period ended 10/31/2015	Since Inception (05/22/13)
Stone Ridge U.S. Variance Risk Premium Master Fund — Class I	5.81%	7.52%
Stone Ridge U.S. Variance Risk Premium Master Fund — Class M	5.57%	7.33%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%	0.04%

Stone Ridge Funds	Annual Report	October 31, 2015

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000,000 made on February 11, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED OCTOBER 31, 2015)
	1-year period ended 10/31/2015	Since Inception (02/11/14)
Stone Ridge International Developed Markets Variance Risk Premium Fund — Class I	3.40%	2.24%
Stone Ridge International Developed Markets Variance Risk Premium Fund — Class M	3.30%	2.12%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%	0.03%

Stone Ridge Funds	Annual Report	October 31, 2015

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000,000 made on February 11, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED OCTOBER 31, 2015)
	1-year period ended 10/31/2015	Since Inception (02/11/14)
Stone Ridge Emerging Markets Variance Risk Premium Fund — Class I	(10.37%)	(4.52%)
Stone Ridge Emerging Markets Variance Risk Premium Fund — Class M	(10.48%)	(4.64%)
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%	0.03%

Stone Ridge Funds	Annual Report	October 31, 2015

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000,000 made on February 11, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED OCTOBER 31, 2015)
	1-year period ended 10/31/2015	Since Inception (02/11/14)
Stone Ridge International Variance Risk Premium Master Fund — Class I	(1.63%)	(0.42%)
Stone Ridge International Variance Risk Premium Master Fund — Class M	(1.77%)	(0.56%)
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%	0.03%

Stone Ridge Funds	Annual Report	October 31, 2015

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000,000 made on November 14, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

TOTAL RETURNS (FOR PERIOD ENDED OCTOBER 31, 2015)
Since Inception (11/14/14)
Stone Ridge Global Equity Variance Risk Premium Master Fund — Class I	1.17%
Stone Ridge Global Equity Variance Risk Premium Master Fund — Class M	1.05%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%

Stone Ridge Funds	Annual Report	October 31, 2015

Management’s Discussion and Analysis

Stone Ridge Reinsurance Risk Premium Fund is designed to capture the reinsurance risk premium through investing in a broadly diversified set of reinsurance-linked securities, primarily focused on catastrophe bonds. For the twelve months ending 10/31/2015, the Fund returned 4.22%. Given the diversification of the Fund’s risk exposures, there were a number of unexpected natural and man-made catastrophes around the world that negatively impacted certain of the Fund’s risk exposures, and therefore negatively impacted Fund performance, which we expect to be true every year.

Stone Ridge High Yield Reinsurance Risk Premium Fund is designed to capture the reinsurance risk premium through investing in a broadly diversified set of reinsurance-linked securities, primarily focused on higher yielding catastrophe bonds. For the twelve months ending 10/31/2015, the Fund returned 5.06%. Given the diversification of the Fund’s risk exposures, there were a number of unexpected natural and man-made catastrophes around the world that negatively impacted certain of the Fund’s risk exposures, and therefore negatively impacted Fund performance, which we expect to be true every year.

Stone Ridge U.S. Large Cap Variance Risk Premium Fund is designed to capture the returns of the variance risk premium in U.S. large company stocks. For the 12 months ended October 31, 2015, total returns were 6.33%. Given the diversification of the Fund’s risk exposures, there were a number of unexpected volatility spikes throughout the year that negatively impacted certain of the Fund’s risk exposures, and therefore negatively impacted Fund performance, which we expect to be true every year.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund is designed to capture the returns of the variance risk premium in U.S. small company stocks. For the 12 months ended October 31, 2015, total returns were 5.23%. Given the diversification of the Fund’s risk exposures, there were a number of unexpected volatility spikes throughout the year that negatively impacted certain of the Fund’s risk exposures, and therefore negatively impacted Fund performance, which we expect to be true every year.

Stone Ridge U.S. Variance Risk Premium Master Fund is designed to capture the returns of the variance risk premium in U.S. stocks by purchasing shares of the Stone Ridge U.S. Small Cap Variance Risk Premium Fund and the Stone Ridge U.S. Large Cap Variance Risk Premium Fund. For the 12 months ended October 31, 2015, total returns were 5.81%. Given the diversification of the Fund’s risk exposures, there were a number of unexpected volatility spikes throughout the year that negatively impacted certain of the Fund’s risk exposures, and therefore negatively impacted Fund performance, which we expect to be true every year.

Stone Ridge International Developed Markets Variance Risk Premium Fund is designed to capture the returns of the variance risk premium in international developed market company stocks. For the 12 months ended October 31, 2015, total returns were 3.40%. Given the diversification of the Fund’s risk exposures, there were a number of unexpected volatility spikes throughout the year that negatively impacted certain of the Fund’s risk exposures, and therefore negatively impacted Fund performance, which we expect to be true every year.

Stone Ridge International Emerging Markets Variance Risk Premium Fund is designed to capture the returns of the variance risk premium in emerging market company stocks. For the 12 months ended October 31, 2015, total returns were -10.37%. Given the diversification of the Fund’s risk exposures, there were a number of unexpected volatility spikes throughout the year that negatively impacted certain of the Fund’s risk exposures, and therefore negatively impacted Fund performance, which we expect to be true every year.

Stone Ridge International Variance Risk Premium Master Fund is designed to capture the returns of the variance risk premium in international developed market and emerging market company stocks by purchasing shares of the Stone Ridge International Developed Markets Variance Risk Premium Fund and the Stone Ridge Emerging Markets Variance Risk Premium Fund. For the 12 months ended October 31, 2015, total returns were -1.63%. Given the diversification of the Fund’s risk exposures, there were a number of unexpected volatility spikes throughout the year that negatively impacted certain of the Fund’s risk exposures, and therefore negatively impacted Fund performance, which we expect to be true every year.

Stone Ridge Funds	Annual Report	October 31, 2015

Management’s Discussion and Analysis

Stone Ridge Global Equity Variance Risk Premium Master Fund is designed to capture the returns of the variance risk premium in U.S., international developed market and emerging market company stock by purchasing shares of the Stone Ridge U.S. Small Cap Variance Risk Premium Fund, the Stone Ridge U.S. Large Cap Variance Risk Premium Fund, the Stone Ridge International Developed Markets Variance Risk Premium Fund and the Stone Ridge Emerging Markets Variance Risk Premium Fund. For the period ended October 31, 2015, total returns were 1.17%. Given the diversification of the Fund’s risk exposures, there were a number of unexpected volatility spikes throughout the year that negatively impacted certain of the Fund’s risk exposures, and therefore negatively impacted Fund performance, which we expect to be true every year.

Stone Ridge Funds	Annual Report	October 31, 2015

ALLOCATION OF PORTFOLIO HOLDINGS AT OCTOBER 31, 2015 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2015	$18,727,305	1.8%

2016	172,339,230	16.8%

2017	311,112,218	30.4%

2018	296,544,390	28.9%

2019	70,042,360	6.8%

2020	47,263,543	4.6%

2023	7,623,589	0.7%

2034	11,984,323	1.2%

Not Applicable	82,072,719	8.0%

Other(1)	6,832,737	0.8%
	$1,024,542,414

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Consumer Discretionary	$11,994,869	3.2%

Information Technology	10,112,271	2.7%

Health Care	7,722,825	2.0%

Industrials	4,659,428	1.2%

Financials	3,646,815	1.0%

Consumer Staples	3,325,720	0.9%

Energy	3,197,990	0.8%

Materials	3,188,651	0.8%

Utilities	589,568	0.2%

Telecommunication Services	455,976	0.1%

Other(1)	329,855,956	87.1%
	$378,750,069

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I	$132,115,117	66.5%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	66,268,075	33.4%

Other(1)	210,393	0.1%
	$198,593,585

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2015	$11,622,179	2.3%

2016	73,537,470	14.8%

2017	139,166,055	28.1%

2018	156,017,592	31.5%

2019	37,988,392	7.7%

2020	11,655,760	2.4%

2023	3,201,165	0.6%

2034	10,828,753	2.2%

Not Applicable	48,114,789	9.7%

Other(1)	3,529,563	0.7%
	$495,661,718

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Health Care	$1,341,227	1.0%

Information Technology	680,365	0.5%

Consumer Discretionary	619,603	0.5%

Industrials	293,014	0.2%

Telecommunication Services	129,052	0.1%

Materials	109,230	0.1%

Energy	41,411	0.0%

Financials	48,553	0.1%

Consumer Staples	24,808	0.0%

Other(1)	127,005,824	97.5%
	$130,293,087

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Health Care	$170,958	0.2%

Information Technology	140,101	0.1%

Consumer Discretionary	121,559	0.1%

Telecommunication Services	116,115	0.1%

Financials	113,644	0.1%

Consumer Staples	82,256	0.1%

Energy	42,840	0.1%

Utilities	35,800	0.0%

Industrials	31,668	0.0%

Materials	31,616	0.0%

Other(1)	110,644,461	99.2%
	$111,531,018

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

ALLOCATION OF PORTFOLIO HOLDINGS AT OCTOBER 31, 2015 (Unaudited)

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$468,157	0.9%

Consumer Discretionary	148,075	0.3%

Financials	111,345	0.2%

Materials	41,411	0.1%

Telecommunication Services	16,029	0.0%

Energy	15,616	0.0%

Other(1)	49,615,878	98.5%
	$50,416,511

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I	$16,074,468	33.2%

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	16,001,599	33.1%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	8,081,490	16.7%

Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	7,896,466	16.3%

Other(1)	308,941	0.7%
	$48,362,964

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	$19,504,736	66.3%

Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	9,663,390	32.8%

Other(1)	262,008	0.9%
	$29,430,134

(1)	Cash, cash equivalents, short term investments and other assets less liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT-LINKED BONDS - 81.3%

China - 0.1%

Earthquake - 0.1%
Panda Re 2015-1 4.096%, 06/30/2018 (a)(b)(c)		$1,397,000	$1,393,654

Europe - 0.8%

Windstorm - 0.8%
Atlas Re VII B 3.650%, 01/07/2016 (a)(b)(c)	EUR	2,250,000	2,459,121
Calypso Capital II Class B 3.710%, 01/08/2018 (a)(b)(c)	EUR	2,750,000	3,067,433
Green Fields II 2013-1 A 2.750%, 01/09/2017 (a)(b)(c)	EUR	2,250,000	2,482,378

			8,008,932

Global - 23.5%

Earthquake - 1.1%
Acorn Re 2015-1 3.663%, 07/17/2018 (a)(b)(c)		$6,595,000	6,647,100
Market Re 2014-4 Class A 4.000%, 10/01/2016 (a)(b)(c)		2,121,000	2,119,515
Market Re 2014-4 Class B 4.000%, 12/01/2016 (a)(b)(c)		771,000	770,460
Tramline Re II 2013-1 A 3.296%, 07/07/2017 (a)(b)(c)		1,750,000	1,730,838

			11,267,913

Mortality/Longevity - 2.5%
Benu Capital Class B 3.350%, 01/08/2020 (a)(b)(c)	EUR	12,000,000	13,187,227
Chesterfield Re 2014-1 4.500%, 12/15/2034 (c)		$11,945,054	11,984,323
Vitality Re VI Class B 2.146%, 01/08/2018 (a)(b)(c)		1,000,000	1,004,450

			26,176,000

Multiperil - 19.5%
Atlas IX 2015-1 7.161%, 01/07/2019 (a)(b)(c)		4,910,000	4,931,359
Blue Danube II 2013-1 A 4.368%, 05/23/2016 (a)(b)(c)		10,042,000	10,039,992
Galileo Re 2013-1 7.446%, 01/09/2017 (a)(b)(c)		5,500,000	5,570,950
Galileo Re 2015-1 Class A 13.546%, 01/08/2018 (a)(b)(c)		8,929,000	9,153,564
Kilimanjaro Re 2014-1 Class B 4.546%, 04/30/2018 (a)(b)(c)		10,802,000	10,743,669
Kilimanjaro Re 2014-2 Class C 3.796%, 11/25/2019 (a)(b)(c)		28,158,000	27,887,683
Loma Re 2013-1 A 8.316%, 01/08/2018 (a)(b)(c)		2,271,000	2,360,705
Loma Re 2013-1 B 10.616%, 01/08/2018 (a)(b)(c)		6,814,000	7,117,223
Loma Re 2013-1 C 16.546%, 01/08/2018 (a)(b)(c)		11,781,000	12,479,024
Mythen Re 2012-2 A 8.646%, 01/05/2017 (a)(b)(c)		578,000	596,727

	PRINCIPAL AMOUNT		FAIR VALUE
Multiperil - 19.5% (continued)
RW003 (Horseshoe Segregated Account) 13.794%, 07/22/2016 (a)(b)(d)(e)(f)		$1,839,810	$1,705,603
Tradewynd Re 2013-1 1 8.906%, 07/09/2018 (a)(b)(c)		10,357,000	11,398,914
Tradewynd Re 2013-2 3-A 6.036%, 01/09/2017 (a)(b)(c)		12,481,000	12,650,742
Tradewynd Re 2013-2 3-B 6.586%, 01/09/2017 (a)(b)(c)		10,698,000	10,847,772
Tradewynd Re 2014-1 Class 3-A 5.000%, 01/08/2018 (a)(b)(c)		10,554,000	10,555,583
Tradewynd Re 2014-1 Class 3-B 7.000%, 01/08/2018 (a)(b)(c)		28,143,000	28,399,101
Tramline Re II 2014-1 Class A 9.796%, 01/04/2019 (a)(b)(c)		18,115,000	18,600,482
VenTerra Re 2013-1 A 3.796%, 01/09/2017 (a)(b)(c)		14,596,000	14,600,379

			199,639,472

Windstorm - 0.4%
Queen Street VIII 6.546%, 06/08/2016 (a)(b)(c)		3,250,000	3,258,938
Queen Street X Re 5.796%, 06/08/2018 (a)(b)(c)		901,000	890,413

			4,149,351

			241,232,736

Japan - 3.1%

Earthquake - 3.1%
Kizuna Re II 2015-1 2.000%, 04/05/2019 (a)(b)(c)	JPY	500,000,000	4,142,496
Kizuna Re II Class A 2.296%, 04/06/2018 (a)(b)(c)		$6,750,000	6,762,825
Kizuna Re II Class B 2.556%, 04/06/2018 (a)(b)(c)		4,500,000	4,512,150
Nakama Re 2.556%, 04/13/2018 (a)(b)(c)		4,250,000	4,264,875
Nakama Re 2013-1 2.806%, 09/29/2016 (a)(b)(c)		6,500,000	6,518,200
Nakama Re 2014-2 Class 2 2.931%, 01/16/2020 (a)(b)(c)		5,250,000	5,264,963

			31,465,509

Mexico - 0.8%

Earthquake - 0.6%
MultiCat Mexico 2012-1 A 8.046%, 12/04/2015 (a)(b)(c)		6,199,000	6,208,918

Windstorm - 0.2%
MultiCat Mexico 2012-1 B 7.796%, 12/04/2015 (a)(b)(c)		1,875,000	1,878,563
MultiCat Mexico 2012-1 C 7.546%, 12/04/2015 (a)(b)(c)		541,000	21,640

			1,900,203

			8,109,121

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Turkey - 2.1%

Earthquake - 2.1%
Bosphorus 1 Re 2013-1 A 2.556%, 05/03/2016 (a)(b)(c)	$18,000,000	$17,956,800
Bosphorus Re 2015-1 3.579%, 08/17/2018 (a)(b)(c)	3,250,000	3,237,325

		21,194,125

United States - 50.9%

Earthquake - 6.5%
Golden State Re II 2.246%, 01/08/2019 (a)(b)(c)	4,200,000	4,178,790
Lakeside Re III 8.046%, 01/08/2016 (a)(b)(c)	10,975,000	11,034,265
Merna Re 2015-1 2.046%, 04/09/2018 (a)(b)(c)	1,478,000	1,474,083
Merna Re IV 2.556%, 04/08/2016 (a)(b)(c)	6,250,000	6,246,250
Ursa Re 2014-1 Class A 3.500%, 12/07/2017 (a)(b)(c)	5,631,000	5,582,573
Ursa Re 2014-1 Class B 5.000%, 12/07/2017 (a)(b)(c)	20,237,000	20,186,408
Ursa Re 2015-1 5.000%, 09/21/2018 (a)(b)(c)	17,550,000	17,496,473

		66,198,842

Multiperil - 25.9%
Atlas Re VII A 8.322%, 01/07/2016 (a)(b)(c)	1,772,000	1,785,999
Caelus Re 2013-1 A 5.296%, 03/07/2016 (a)(b)(c)	6,021,000	6,069,469
Caelus Re 2013-2 A 6.896%, 04/07/2017 (a)(b)(c)	20,494,000	21,187,722
East Lane Re VI 2.796%, 03/14/2018 (a)(b)(c)	14,467,000	14,346,924
East Lane VI 2015-1 3.806%, 03/13/2023 (a)(b)(c)	7,597,000	7,623,589
Ibis Re II 2013-1 A 4.056%, 06/28/2016 (a)(b)(c)	3,250,000	3,282,500
Ibis Re II 2013-1 B 4.546%, 06/28/2016 (a)(b)(c)	4,500,000	4,556,700
Ibis Re II 2013-1 C 8.046%, 06/28/2016 (a)(b)(c)	3,250,000	3,359,850
Long Point Re III 2015-1 3.750%, 05/23/2018 (a)(b)(c)	10,569,000	10,742,332
Mona Lisa Re 2013-2 A 7.346%, 07/07/2017 (a)(b)(c)	16,164,000	16,976,241
Northshore Re 2013-1 A 7.296%, 07/05/2016 (a)(b)(c)	14,621,000	14,971,904
PennUnion Re 2015-1 4.556%, 12/07/2018 (a)(b)(c)	1,825,000	1,827,099
Residential Re 2015-1 Class 10 11.046%, 06/06/2019 (a)(b)(c)	4,070,000	4,170,529
Residential Re 2015-1 Class 11 6.046%, 06/06/2019 (a)(b)(c)	4,428,000	4,495,084
Residential Re 2011-2 1 8.946%, 12/06/2015 (a)(b)(c)	2,358,000	2,365,663

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 25.9% (continued)
Residential Re 2012-1 3 10.046%, 06/06/2016 (a)(b)(c)	$2,332,000	$2,429,711
Residential Re 2012-2 2 5.796%, 12/06/2016 (a)(b)(c)	1,149,000	1,177,782
Residential Re 2012-2 4 19.046%, 12/06/2016 (a)(b)(c)	2,570,000	2,788,835
Residential Re 2013-1 11 8.056%, 06/06/2017 (a)(b)(c)	23,100,000	24,216,885
Residential Re 2013-1 3 9.296%, 06/06/2017 (a)(b)(c)	12,600,000	13,352,850
Residential Re 2013-2 1 20.046%, 12/06/2017 (a)(b)(c)	4,580,000	4,808,542
Residential Re 2013-2 4 5.296%, 12/06/2017 (a)(b)(c)	3,600,000	3,604,140
Residential Re 2014-1 10 15.046%, 06/06/2018 (a)(b)(c)	9,197,000	9,506,479
Residential Re 2014-1 13 3.546%, 06/06/2018 (a)(b)(c)	2,544,000	2,574,274
Residential Re 2014-2 Class 4 4.846%, 12/06/2018 (a)(b)(c)	5,653,000	5,574,423
Riverfront Re 2014 4.056%, 01/06/2017 (a)(b)(c)	4,512,000	4,504,330
Sanders Re 2013-1 A 3.546%, 05/05/2017 (a)(b)(c)	22,000,000	22,027,500
Sanders Re 2013-1 B 4.046%, 05/05/2017 (a)(b)(c)	8,110,000	8,152,172
Sanders Re 2014-1 B 3.056%, 05/25/2018 (a)(b)(c)	18,750,000	18,507,188
Sanders Re 2014-1 C 3.286%, 05/25/2018 (a)(b)(c)	19,000,000	18,789,100
Sanders Re 2014-2 3.896%, 06/07/2017 (a)(b)(c)	4,247,000	4,297,539
Skyline Re 2014-1 A 14.046%, 01/23/2017 (a)(b)(c)	1,426,000	1,490,883

		265,564,238

Windstorm - 18.5%
Alamo Re 2015-1 Class A 5.956%, 06/07/2018 (a)(b)(c)	8,540,000	8,881,600
Alamo Re 2015-1 Class B 4.646%, 06/07/2018 (a)(b)(c)	4,176,000	4,312,346
Alamo Re Ltd. 5.296%, 06/07/2017 (a)(b)(c)	12,108,000	12,484,559
Armor Re Ltd. 4.126%, 12/15/2016 (a)(b)(c)	5,450,000	5,497,960
Citrus Re 2014-1 4.506%, 04/18/2017 (a)(b)(c)	6,353,000	6,368,565
Citrus Re 2014-2 4.336%, 04/24/2017 (a)(b)(c)	1,410,000	1,418,460
Citrus Re 2015-1 Class A 4.946%, 04/09/2018 (a)(b)(c)	5,985,000	6,025,698
Citrus Re 2015-1 Class B 6.366%, 04/09/2018 (a)(b)(c)	8,977,000	9,078,440
Citrus Re 2015-1 Class C 9.526%, 04/09/2018 (a)(b)(c)	2,768,000	2,824,190
Compass Re II 2015-1 9.762%, 12/08/2015 (a)(b)(c)(d)	8,284,000	8,252,521

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 18.5% (continued)
Cranberry Re 2015-1 3.856%, 07/06/2018 (a)(b)(c)	$2,609,000	$2,667,181
Everglades Re 2013-1 A 9.526%, 03/28/2016 (a)(b)(c)	12,600,000	12,945,240
Everglades Re 2014 7.496%, 04/28/2017 (a)(b)(c)	28,200,000	29,359,020
Everglades Re II 2015-1 5.196%, 05/03/2018 (a)(b)(c)	6,897,000	7,046,665
Gator Re 2014 6.726%, 01/09/2017 (a)(b)(c)	13,750,000	12,955,250
Kilimanjaro Re 2014-1 Class A 4.796%, 04/30/2018 (a)(b)(c)	9,269,000	9,276,878
Long Point Re III 2013-1 A 4.246%, 05/18/2016 (a)(b)(c)	13,639,000	13,752,204
Manatee Re 2015-1 5.056%, 12/22/2017 (a)(b)(c)	2,424,000	2,442,180
Market Re 2015-2 6.950%, 06/07/2016 (a)(b)(c)(d)	2,709,000	2,846,888
Metrocat Re 2013-1 A 4.546%, 08/05/2016 (a)(b)(c)	3,750,000	3,811,687
Pelican Re 2013-1 A 6.056%, 05/15/2017 (a)(b)(c)	8,862,000	9,170,841
Queen City 3.546%, 01/06/2017 (a)(b)(c)	10,000,000	9,971,500
Tar Heel 2013-1 A 8.546%, 05/09/2016 (a)(b)(c)	8,289,000	8,534,769

		189,924,642

		521,687,722

TOTAL EVENT-LINKED BONDS (Cost $824,195,937)		833,091,799

PARTICIPATION NOTES (QUOTA SHARES) - 10.0%

Global - 7.4%

Multiperil - 7.4%
Atlas Re X Class A 04/03/2017 (a)(c)(e)	24,789,000	28,074,272
Eden Re 2015-1 04/19/2018 (a)(e)(f)(g) (Cost: $4,000,000; Acquisition Date: 12/29/2014)	4,000,000	4,427,534
Eden Re II 2015-1 04/19/2018 (a)(e)(f)(g) (Cost: $13,624,875; Acquisition Date: 03/19/2015)	13,500,000	14,330,587
Sector Re V LTD Series 4 Class A 03/30/2019 (a)(f) (Cost: $30,766; Acquisition Date: 04/24/2014)	30,766	723,490
Sector Re V LTD Series 5 Class B 03/01/2020 (a)(f)(g) (Cost: $17,790,802; Acquisition Date: 04/30/2015)	17,790,802	19,317,253
Sector Re V LTD Series 5 Class F 03/01/2020 (a)(f)(g) (Cost: $9,000,000; Acquisition Date: 04/27/2015)	9,000,000	9,494,100

		76,367,236

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 2.6%

Multiperil - 2.6%
Sector Re V LTD Series 3 Class F 03/01/2019 (a)(f) (Cost: $178,750; Acquisition Date: 03/12/2013)	$178,750	$912,447
Sector Re V LTD Series 5 Class G 06/26/2016 (a)(f)(g) (Cost: $24,083,000; Acquisition Date: 06/26/2015)	24,083,000	25,265,476

		26,177,923

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $93,497,193)		102,545,159

PREFERENCE SHARES (QUOTA SHARES) - 8.0%	SHARES	FAIR VALUE

Global - 8.0%

Multiperil - 8.0%
Biscayne (Kane Segregated Account Company) (a)(e)(f) (Cost: $17,415,491; Original Acquisition Date: 04/30/2014)	17,296	19,659,384
Hatteras (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $6,300,000; Acquisition Date: 12/30/2014)	6,300	7,166,424
Hilo (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $2,469,074; Acquisition Date: 06/09/2015)	2,469	2,658,186
Hudson Charles 2 (Mt. Logan Re) (a)(f) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	9,287,479
Hudson Charles 3 (Mt. Logan Re) (a)(f) (Cost: $11,904,000; Acquisition Date: 06/19/2014)	11,904	13,577,169
Hudson Paul 3 (Mt. Logan Re) (a)(f) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	9,680,203
Kona (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $2,412,000; Acquisition Date: 07/23/2015)	2,412	2,591,475
Lorenz Re Class B (a)(e)(f)(g) (Cost: $49,349; Acquisition Date: 03/25/2013)	493	58,507
LRe 2015 (a)(e)(f)(g) (Cost: $5,165,574; Acquisition Date: 03/31/2015)	51,656	5,847,694
Minnewaska (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $3,744,456; Original Acquisition Date: 05/29/2015)	3,216	4,128,497

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Multiperil - 8.0% (continued)
Rondout (Kane Segregated Account Company) (a)(e)(f) (Cost: $6,891,227; Acquisition Date: 05/29/2015)	6,083	$7,417,701

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $72,476,171)		82,072,719

TOTAL INVESTMENTS (Cost $990,169,301) - 99.3%		1,017,709,677

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		6,832,737

TOTAL NET ASSETS - 100.0%		$1,024,542,414

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $1,005,725,354. Foreign concentration is as follows: Bermuda: 77.3%, Cayman Islands: 18.1%, Ireland: 2.8%.
(b)	Variable rate security. The rate shown is as of October 31, 2015.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2015 was $859,460,468, which represents 83.9% of net assets.
(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $98,065,864, which represents 9.6% of net assets.
(f)	Security is restricted to resale. The aggregate value of these securities at October 31, 2015 was $158,249,209, which represents 15.4% of net assets.
(g)	Non-income producing security.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

FUTURES CONTRACTS SOLD
Euro Fx, December 2015 Settlement	164	$22,568,450	$257,027
Japanese Yen, December 2015 Settlement	40	4,144,000	30,507
U.S. Treasury 5-Year Note, December 2015 Settlement	77	9,222,555	(12,799)

TOTAL FUTURES CONTRACTS SOLD		$35,935,005	$274,735

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
EVENT-LINKED BONDS - 80.6%

China - 0.1%

Earthquake - 0.1%
Panda Re 2015-1 4.096%, 06/30/2018 (a)(b)(c)	$668,000	$666,400

Global - 20.6%

Earthquake - 0.9%
Acorn Re 2015-1 3.663%, 07/17/2018 (a)(b)(c)	3,155,000	3,179,925
Market Re 2014-4 Class A 4.000%, 10/01/2016 (a)(b)(c)	944,000	943,339
Market Re 2014-4 Class B 4.000%, 12/01/2016 (a)(b)(c)	343,000	342,760

		4,466,024

Mortality/Longevity - 2.2%
Chesterfield Re 2014-1 4.500%, 12/15/2034 (c)	10,793,270	10,828,753

Multiperil - 17.4%
Atlas IX 2015-1 7.161%, 01/07/2019 (a)(b)(c)	2,074,000	2,083,022
Blue Danube II 2013-1 A 4.368%, 05/23/2016 (a)(b)(c)	6,958,000	6,956,608
Galileo Re 2013-1 7.446%, 01/09/2017 (a)(b)(c)	4,000,000	4,051,600
Galileo Re 2015-1 Class A 13.546%, 01/08/2018 (a)(b)(c)	3,793,000	3,888,394
Kilimanjaro Re 2014-1 Class B 4.546%, 04/30/2018 (a)(b)(c)	5,944,000	5,911,902
Kilimanjaro Re 2014-2 Class C 3.796%, 11/25/2019 (a)(b)(c)	11,842,000	11,728,317
Loma Re 2013-1 A 8.316%, 01/08/2018 (a)(b)(c)	1,394,000	1,449,063
Loma Re 2013-1 B 10.616%, 01/08/2018 (a)(b)(c)	3,181,000	3,322,554
Loma Re 2013-1 C 16.546%, 01/08/2018 (a)(b)(c)	7,230,000	7,658,378
Mythen Re 2012-2 A 8.646%, 01/05/2017 (a)(b)(c)	422,000	435,673
RW003 (Horseshoe Segregated Account) 13.794%, 07/22/2016 (a)(b)(d)(e)(g)	683,093	633,264
Tradewynd Re 2013-1 1 8.906%, 07/09/2018 (a)(b)(c)	4,143,000	4,559,786
Tradewynd Re 2013-2 3-A 6.036%, 01/09/2017 (a)(b)(c)	5,019,000	5,087,258
Tradewynd Re 2013-2 3-B 6.586%, 01/09/2017 (a)(b)(c)	4,302,000	4,362,228
Tradewynd Re 2014-1 Class 3-A 5.000%, 01/08/2018 (a)(b)(c)	4,446,000	4,446,667
Tradewynd Re 2014-1 Class 3-B 7.000%, 01/08/2018 (a)(b)(c)	11,857,000	11,964,899
Tramline Re II 2014-1 Class A 9.796%, 01/04/2019 (a)(b)(c)	7,635,000	7,839,618

		86,379,231

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 0.1%
Queen Street VIII 6.546%, 06/08/2016 (a)(b)(c)	$250,000	$250,687
Queen Street X Re 5.796%, 06/08/2018 (a)(b)(c)	378,000	373,559

		624,246

		102,298,254

Mexico - 1.2%

Earthquake - 1.0%
MultiCat Mexico 2012-1 A 8.046%, 12/04/2015 (a)(b)(c)	4,801,000	4,808,682

Windstorm - 0.2%
MultiCat Mexico 2012-1 B 7.796%, 12/04/2015 (a)(b)(c)	1,125,000	1,127,137
MultiCat Mexico 2012-1 C 7.546%, 12/04/2015 (a)(b)(c)	459,000	18,360

		1,145,497

		5,954,179

United States - 58.7%

Earthquake - 6.2%
Golden State Re II 2.246%, 01/08/2019 (a)(b)(c)	2,900,000	2,885,355
Lakeside Re III 8.046%, 01/08/2016 (a)(b)(c)	8,700,000	8,746,980
Ursa Re 2014-1 Class A 3.500%, 12/07/2017 (a)(b)(c)	2,369,000	2,348,627
Ursa Re 2014-1 Class B 5.000%, 12/07/2017 (a)(b)(c)	8,513,000	8,491,717
Ursa Re 2015-1 5.000%, 09/21/2018 (a)(b)(c)	8,450,000	8,424,228

		30,896,907

Multiperil - 22.0%
Atlas Re VII A 8.322%, 01/07/2016 (a)(b)(c)	1,228,000	1,237,701
Caelus Re 2013-1 A 5.296%, 03/07/2016 (a)(b)(c)	4,229,000	4,263,043
Caelus Re 2013-2 A 6.896%, 04/07/2017 (a)(b)(c)	11,506,000	11,895,478
East Lane Re VI 2.796%, 03/14/2018 (a)(b)(c)	6,340,000	6,287,378
East Lane VI 2015-1 3.806%, 03/13/2023 (a)(b)(c)	3,190,000	3,201,165
Ibis Re II 2013-1 C 8.046%, 06/28/2016 (a)(b)(c)	2,000,000	2,067,600
Long Point Re III 2015-1 3.750%, 05/23/2018 (a)(b)(c)	4,431,000	4,503,668
Mona Lisa Re 2013-2 A 7.346%, 07/07/2017 (a)(b)(c)	1,836,000	1,928,259
Northshore Re 2013-1 A 7.296%, 07/05/2016 (a)(b)(c)	5,379,000	5,508,096
PennUnion Re 2015-1 4.556%, 12/07/2018 (a)(b)(c)	1,004,000	1,005,155
Residential Re 2015-1 Class 10 11.046%, 06/06/2019 (a)(b)(c)	1,983,000	2,031,980

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 22.0% (continued)
Residential Re 2015-1 Class 11 6.046%, 06/06/2019 (a)(b)(c)	$2,157,000	$2,189,679
Residential Re 2011-2 1 8.946%, 12/06/2015 (a)(b)(c)	1,642,000	1,647,337
Residential Re 2012-1 3 10.046%, 06/06/2016 (a)(b)(c)	1,668,000	1,737,889
Residential Re 2012-2 2 5.796%, 12/06/2016 (a)(b)(c)	851,000	872,318
Residential Re 2012-2 4 19.046%, 12/06/2016 (a)(b)(c)	1,780,000	1,931,567
Residential Re 2013-1 11 8.056%, 06/06/2017 (a)(b)(c)	15,400,000	16,144,590
Residential Re 2013-1 3 9.296%, 06/06/2017 (a)(b)(c)	8,400,000	8,901,900
Residential Re 2013-2 1 20.046%, 12/06/2017 (a)(b)(c)	2,420,000	2,540,758
Residential Re 2013-2 4 5.296%, 12/06/2017 (a)(b)(c)	1,900,000	1,902,185
Residential Re 2014-1 10 15.046%, 06/06/2018 (a)(b)(c)	3,965,000	4,098,422
Residential Re 2014-1 13 3.546%, 06/06/2018 (a)(b)(c)	1,097,000	1,110,054
Residential Re 2014-2 Class 4 4.846%, 12/06/2018 (a)(b)(c)	2,347,000	2,314,377
Riverfront Re 2014 4.056%, 01/06/2017 (a)(b)(c)	1,966,000	1,962,658
Sanders Re 2013-1 B 4.046%, 05/05/2017 (a)(b)(c)	6,890,000	6,925,828
Sanders Re 2014-1 D 3.916%, 05/28/2019 (a)(b)(c)	8,705,000	8,578,342
Sanders Re 2014-2 3.896%, 06/07/2017 (a)(b)(c)	1,826,000	1,847,729
Skyline Re 2014-1 A 14.046%, 01/23/2017 (a)(b)(c)	408,000	426,564

		109,061,720

Windstorm - 30.5%
Alamo Re 2015-1 Class A 5.956%, 06/07/2018 (a)(b)(c)	24,557,000	25,539,280
Alamo Re 2015-1 Class B 4.646%, 06/07/2018 (a)(b)(c)	12,015,000	12,407,290
Armor Re Ltd. 4.126%, 12/15/2016 (a)(b)(c)	15,700,000	15,838,160
Citrus Re 2014-1 4.506%, 04/18/2017 (a)(b)(c)	2,703,000	2,709,623
Citrus Re 2014-2 4.336%, 04/24/2017 (a)(b)(c)	607,000	610,642
Citrus Re 2015-1 Class A 4.946%, 04/09/2018 (a)(b)(c)	2,514,000	2,531,095
Citrus Re 2015-1 Class B 6.366%, 04/09/2018 (a)(b)(c)	3,770,000	3,812,601
Citrus Re 2015-1 Class C 9.526%, 04/09/2018 (a)(b)(c)	1,163,000	1,186,609
Compass Re II 2015-1 9.762%, 12/08/2015 (a)(b)(c)(d)	4,036,000	4,020,663
Cranberry Re 2015-1 3.856%, 07/06/2018 (a)(b)(c)	1,097,000	1,121,463
Everglades Re 2013-1 A 9.526%, 03/28/2016 (a)(b)(c)	8,400,000	8,630,160

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 30.5% (continued)
Everglades Re 2014 7.496%, 04/28/2017 (a)(b)(c)	$24,042,000	$25,030,126
Everglades Re II 2015-1 5.196%, 05/03/2018 (a)(b)(c)	19,103,000	19,517,535
Gator Re 2014 6.726%, 01/09/2017 (a)(b)(c)	6,026,000	5,677,697
Kilimanjaro Re 2014-1 Class A 4.796%, 04/30/2018 (a)(b)(c)	3,991,000	3,994,392
Long Point Re III 2013-1 A 4.246%, 05/18/2016 (a)(b)(c)	2,861,000	2,884,746
Manatee Re 2015-1 5.056%, 12/22/2017 (a)(b)(c)	1,005,000	1,012,538
Market Re 2015-2 6.950%, 06/07/2016 (a)(b)(c)(d)	1,319,000	1,386,137
Pelican Re 2013-1 A 6.056%, 05/15/2017 (a)(b)(c)	7,388,000	7,645,472
Tar Heel 2013-1 A 8.546%, 05/09/2016 (a)(b)(c)	5,711,000	5,880,331

		151,436,560

		291,395,187

TOTAL EVENT-LINKED BONDS (Cost $393,350,916)		400,314,020

PARTICIPATION NOTES (QUOTA SHARES) - 8.8%

Global - 7.8%

Multiperil - 7.8%
Atlas Re X Class A 04/03/2017 (a)(c)(e)	15,211,000	17,226,905
Eden Re 2015-1 04/19/2018 (a)(e)(f)(g) (Cost: $1,500,000; Acquisition Date: 12/29/2014)	1,500,000	1,660,325
Eden Re II 2015-1 04/19/2018 (a)(e)(f)(g) (Cost: $7,317,063; Acquisition Date: 03/19/2015)	7,250,000	7,696,056
Sector Re V LTD Series 4 Class A 03/30/2019 (a)(g) (Cost: $12,263; Acquisition Date: 04/24/2014)	12,263	288,376
Sector Re V LTD Series 5 Class B 03/01/2020 (a)(f)(g) (Cost: $7,091,439; Acquisition Date: 04/30/2015)	7,091,439	7,699,885
Sector Re V LTD Series 5 Class F 03/01/2020 (a)(f)(g) (Cost: $3,750,000; Acquisition Date: 04/27/2015)	3,750,000	3,955,875

		38,527,422

United States - 1.0%

Multiperil - 1.0%
Sector Re V LTD Series 3 Class F 03/01/2019 (a)(g) (Cost: $71,250; Acquisition Date: 03/12/2013)	71,250	363,703

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 1.0% (continued)
Sector Re V LTD Series 5 Class G 06/26/2016 (a)(f)(g) (Cost: $4,587,000; Acquisition Date: 06/26/2015)	$4,587,000	$4,812,221

		5,175,924

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $39,540,014)		43,703,346

PREFERENCE SHARES (QUOTA SHARES) - 9.7%	SHARES	FAIR VALUE

Global - 9.7%

Multiperil - 9.7%
Arenal (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $12,589,776; Acquisition Date: 05/07/2015)	12,590	13,858,255
Biscayne (Kane Segregated Account Company) (a)(e)(g) (Cost: $10,874,225; Original Acquisition Date: 04/30/2014)	10,896	12,385,523
Hilo (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $1,181,950; Acquisition Date: 06/09/2015)	1,182	1,272,478
Hudson Charles 2 (Mt. Logan Re) (a)(g) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	3,999,520
Hudson Charles 3 (Mt. Logan Re) (a)(g) (Cost: $3,446,000; Acquisition Date: 06/19/2014)	3,446	3,930,353
Hudson Paul 3 (Mt. Logan Re) (a)(g) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	4,168,640
Kona (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $450,000; Acquisition Date: 07/23/2015)	450	483,484
Lorenz Re Class B (a)(e)(f)(g) (Cost: $16,450; Acquisition Date: 03/25/2013)	165	19,503
LRe 2015 (a)(e)(f)(g) (Cost: $2,179,191; Acquisition Date: 03/31/2015)	21,792	2,466,956
Minnewaska (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $1,793,421; Original Acquisition Date: 05/29/2015)	1,540	1,977,359
Rondout (Kane Segregated Account Company) (a)(e)(g) (Cost: $3,300,563; Acquisition Date: 05/29/2015)	2,913	3,552,718

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $42,775,576)		48,114,789

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 0.1%

Money Market Fund - 0.1%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.12% (h)	125,315	$125,315
First American Government Obligations Fund - Class Z - 0.01% (h)	125,315	125,315
First American Prime Obligations Fund - Class Z - 0.06% (h)	125,315	125,315
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.16% (h)	125,315	125,315
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (h)	125,315	125,315

TOTAL SHORT-TERM INVESTMENTS (Cost $626,575)		626,575

TOTAL INVESTMENTS (Cost $476,293,081) - 99.4%		492,758,730

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		2,902,988

TOTAL NET ASSETS - 100.0%		$495,661,718

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is the geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $481,303,402. Foreign concentration is as follows: Bermuda: 76.9%, Cayman Islands: 19.5%, Ireland: 0.7%.
(b)	Variable rate security. The rate shown is as of October 31, 2015.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2015 was $416,907,661, which represents 84.1% of net assets.
(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $63,232,826, which represents 12.8% of net assets.
(f)	Non-income producing security.
(g)	Security is restricted to resale. The aggregate value of these securities at October 31, 2015 was $75,224,494, which represents 15.2% of net assets.
(h)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED DEPRECIATION

FUTURES CONTRACTS SOLD
U.S. Treasury 5-Year Note, December 2015 Settlement	70	$8,384,141	$(11,636)

TOTAL FUTURES CONTRACTS SOLD		$8,384,141	$(11,636)

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 12.6%

Automobiles & Components - 0.4%
Delphi Automotive PLC (a)(b)	2,900	$241,251
Ford Motor Co. (b)	9,100	134,771
General Motors Co. (b)	5,700	198,987
Goodyear Tire & Rubber Co. (b)	7,200	236,448
Harley-Davidson, Inc. (b)	200	9,890
Lear Corp. (b)	2,000	250,120
Tesla Motors, Inc. (b)(c)	1,900	393,167

		1,464,634

Banks - 0.2%
Bank of America Corp. (b)	10,000	167,800
Citigroup, Inc. (b)	600	31,902
City National Corp. (b)	100	8,960
Comerica, Inc. (b)	200	8,680
JPMorgan Chase & Co. (b)	500	32,125
M&T Bank Corp. (b)	1,600	191,760
Popular, Inc. (a)(b)	145	4,288
Wells Fargo & Co. (b)	2,800	151,592

		597,107

Capital Goods - 0.8%
3M Co. (b)	1,700	267,257
Boeing Co. (b)	1,800	266,526
Caterpillar, Inc. (b)	1,200	87,588
Chicago Bridge & Iron Co. NV (a)(b)	1,000	44,870
Colfax Corp. (b)(c)	600	16,176
Cummins, Inc. (b)	1,500	155,265
Deere & Co. (b)	1,400	109,200
Eaton Corp. PLC (a)(b)	200	11,182
Fluor Corp. (b)	2,100	100,401
General Electric Co. (b)	8,300	240,036
Honeywell International, Inc. (b)	300	30,984
Joy Global, Inc. (b)	2,000	34,360
Lennox International, Inc. (b)	300	39,843
Lockheed Martin Corp. (b)	700	153,881
Navistar International Corp. (b)(c)	3,300	40,590
NOW, Inc. (b)(c)	25	413
Orbital ATK, Inc. (b)	100	8,562
Raytheon Co. (b)	300	35,220
Rockwell Collins, Inc. (b)	100	8,672
Roper Technologies, Inc. (b)	651	121,314
SolarCity Corp. (b)(c)	3,500	103,775
Spirit AeroSystems Holdings, Inc. (b)(c)	4,700	247,878
Terex Corp. (b)	1,200	24,072
Textron, Inc. (b)	5,900	248,803
TransDigm Group, Inc. (b)(c)	200	43,970
Trinity Industries, Inc. (b)	5,300	143,471
United Rentals, Inc. (b)(c)	2,600	194,636
United Technologies Corp. (b)	2,400	236,184
Valmont Industries, Inc. (b)	400	43,376
Veritiv Corp. (b)(c)	8	336

		3,058,841

Commercial & Professional Services - 0.0%
ADT Corp. (b)	800	26,432

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 0.6%
Coach, Inc. (b)	2,000	$62,400
DR Horton, Inc. (b)	11,200	329,728
Fossil Group, Inc. (b)(c)	2,400	130,584
Garmin Ltd. (a)(b)	3,933	139,504
Hanesbrands, Inc. (b)	8,800	281,072
Harman International Industries, Inc. (b)	690	75,872
Michael Kors Holdings Ltd. (a)(b)(c)	700	27,048
NIKE, Inc. (b)	2,700	353,781
PulteGroup, Inc. (b)	11,800	216,294
Toll Brothers, Inc. (b)(c)	4,200	151,074
Under Armour, Inc. (b)(c)	1,000	95,080
VF Corp. (b)	3,200	216,064
Vista Outdoor, Inc. (b)(c)	400	17,888

		2,096,389

Consumer Services - 0.4%
Caesars Entertainment Corp. (b)(c)	600	4,830
Chipotle Mexican Grill, Inc. (b)(c)	300	192,069
H&R Block, Inc. (b)	6,300	234,738
Hilton Worldwide Holdings, Inc. (b)	3,100	77,469
Las Vegas Sands Corp. (b)	300	14,853
Marriott International, Inc. (b)	701	53,823
McDonald’s Corp. (b)	900	101,025
MGM Resorts International (b)(c)	5,000	115,950
Royal Caribbean Cruises Ltd. (a)(b)	3,400	334,390
Starbucks Corp. (b)	500	31,285
Starwood Hotels & Resorts Worldwide, Inc. (b)	2,000	159,740
Wynn Resorts Ltd. (b)	700	48,965
Yum! Brands, Inc. (b)	870	61,691

		1,430,828

Diversified Financials - 0.3%
American Express Co. (b)	400	29,304
Ameriprise Financial, Inc. (b)	1,609	185,614
Bank of New York Mellon Corp. (b)	1,300	54,145
BlackRock, Inc. (b)	200	70,394
Capital One Financial Corp. (b)	100	7,890
CME Group, Inc. (b)	1,100	103,917
Discover Financial Services (b)	2,000	112,440
E*Trade Financial Corp. (b)(c)	1,000	28,510
FactSet Research Systems, Inc. (b)	610	106,823
Goldman Sachs Group, Inc. (b)	1,300	243,750
McGraw Hill Financial, Inc. (b)	300	27,792
Moody’s Corp. (b)	300	28,848
Morgan Stanley (b)	2,000	65,940
NASDAQ OMX Group, Inc. (b)	100	5,789
Northern Trust Corp. (b)	2,900	204,131

		1,275,287

Energy - 0.9%
Anadarko Petroleum Corp. (b)	1,600	107,008
Apache Corp. (b)	2,500	117,825
Baker Hughes, Inc. (b)	3,300	173,844
California Resources Corp. (b)	880	3,555
Cameron International Corp. (b)(c)	900	61,209
Cheniere Energy, Inc. (b)(c)	6,600	326,832
Chesapeake Energy Corp. (b)	2,000	14,260

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Energy - 0.9% (continued)
Chevron Corp. (b)	1,200	$109,056
Concho Resources, Inc. (b)(c)	1,800	208,638
ConocoPhillips (b)	500	26,675
CONSOL Energy, Inc. (b)	600	3,996
Continental Resources, Inc. (b)(c)	600	20,346
CVR Energy, Inc. (b)	4,600	204,516
Devon Energy Corp. (b)	400	16,772
Energen Corp. (b)	2,400	139,560
EOG Resources, Inc. (b)	1,200	103,020
EQT Corp. (b)	2,000	132,140
Exxon Mobil Corp. (b)	400	33,096
Halliburton Co. (b)	3,000	115,140
Helmerich & Payne, Inc. (b)	2,100	118,167
Hess Corp. (b)	1,600	89,936
HollyFrontier Corp. (b)	300	14,691
Kinder Morgan, Inc. (b)	300	8,205
Marathon Oil Corp. (b)	2,000	36,760
Marathon Petroleum Corp. (b)	4,200	217,560
National Oilwell Varco, Inc. (b)	600	22,584
Newfield Exploration Co. (b)(c)	1,500	60,285
Occidental Petroleum Corp. (b)	1,900	141,626
Peabody Energy Corp. (b)	393	5,026
Phillips 66 (b)	1,300	115,765
Pioneer Natural Resources Co. (b)	600	82,284
Schlumberger Ltd. (a)(b)	2,000	156,320
Seadrill Ltd. (a)(b)	1,000	6,470
Seventy Seven Energy, Inc. (b)(c)	379	432
Southwestern Energy Co. (b)(c)	1,000	11,040
Tesoro Corp. (b)	1,500	160,395
Valero Energy Corp. (b)	200	13,184
Whiting Petroleum Corp. (b)(c)	3	52
Williams Cos., Inc. (b)	500	19,720

		3,197,990

Food & Staples Retailing - 0.3%
Costco Wholesale Corp. (b)	200	31,624
CVS Health Corp. (b)	2,700	266,706
Kroger Co. (b)	4,800	181,440
Rite Aid Corp. (b)(c)	29,100	229,308
Walgreens Boots Alliance, Inc. (b)	700	59,276
Wal-Mart Stores, Inc. (b)	2,800	160,272
Whole Foods Market, Inc. (b)	2,114	63,335

		991,961

Food, Beverage & Tobacco - 0.4%
Altria Group, Inc. (b)	2,600	157,222
Archer-Daniels-Midland Co. (b)	2,200	100,452
Coca-Cola Co. (b)	900	38,115
Coca-Cola Enterprises, Inc. (b)	1,200	61,608
JM Smucker Co. (b)	1,800	211,302
Keurig Green Mountain, Inc. (b)	4,100	208,075
Mead Johnson Nutrition Co. (b)	300	24,600
Mondelez International, Inc. (b)	4,000	184,640
Monster Beverage Corp. (b)(c)	1,100	149,952
PepsiCo., Inc. (b)	300	30,657
Philip Morris International, Inc. (b)	800	70,720
Reynolds American, Inc. (b)	580	28,026
Tyson Foods, Inc. (b)	5,001	221,844

		1,487,213

	SHARES	FAIR VALUE
Health Care Equipment & Services - 1.0%
Abbott Laboratories (b)	5,400	$241,920
Aetna, Inc. (b)	1,101	126,373
AmerisourceBergen Corp. (b)	1,000	96,510
Anthem, Inc. (b)	600	83,490
Athenahealth, Inc. (b)(c)	2,300	350,635
Baxter International, Inc. (b)	800	29,912
Becton, Dickinson & Co. (b)	1,500	213,780
C.R. Bard, Inc. (b)	1,410	262,754
Cardinal Health, Inc. (b)	100	8,220
Centene Corp. (b)(c)	800	47,584
Cigna Corp. (b)	1,400	187,656
Community Health Systems, Inc. (b)(c)	1,429	40,069
Cooper Cos., Inc. (b)	1,500	228,540
Express Scripts Holding Co. (b)(c)	3,300	285,054
Halyard Health, Inc. (b)(c)	212	6,292
Health Net, Inc. (b)(c)	557	35,793
Hologic, Inc. (b)(c)	3,200	124,352
Humana, Inc. (b)	1,788	319,390
Intuitive Surgical, Inc. (b)(c)	500	248,300
Laboratory Corp. of America Holdings (b)(c)	100	12,274
McKesson Corp. (b)	1,100	196,680
Medtronic PLC (a)(b)	495	36,590
Quest Diagnostics, Inc. (b)	400	27,180
Sirona Dental Systems, Inc. (b)(c)	99	10,804
St. Jude Medical, Inc. (b)	2,900	185,049
UnitedHealth Group, Inc. (b)	3,200	376,896
Universal Health Services, Inc. (b)	8	977
Zimmer Biomet Holdings, Inc. (b)	300	31,371

		3,814,445

Household & Personal Products - 0.2%
Colgate-Palmolive Co. (b)	3,300	218,955
Edgewell Personal Care Co. (b)	500	42,355
Energizer Holdings, Inc. (b)	500	21,415
Estee Lauder Cos., Inc. (b)	800	64,368
Herbalife Ltd. (a)(b)(c)	1,600	89,664
Kimberly-Clark Corp. (b)	1,700	203,507
Nu Skin Enterprises, Inc. (b)	2,800	106,988
Procter & Gamble Co. (b)	1,300	99,294

		846,546

Insurance - 0.1%
American International Group, Inc. (b)	3,200	201,792
AmTrust Financial Services, Inc. (b)	500	34,110
Assured Guaranty Ltd. (a)(b)	3,800	104,272
Hartford Financial Services Group, Inc. (b)	100	4,626
Lincoln National Corp. (b)	300	16,053
MBIA, Inc. (b)(c)	17,600	132,176
MetLife, Inc. (b)	600	30,228

		523,257

Materials - 0.8%
Air Products & Chemicals, Inc. (b)	100	13,898
Alcoa, Inc. (b)	8,600	76,798
Allegheny Technologies, Inc. (b)	3,200	47,040
Ashland, Inc. (b)	2,000	219,440
Avery Dennison Corp. (b)	4,100	266,377

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Materials - 0.8% (continued)
Celanese Corp. (b)	3,541	$251,588
CF Industries Holdings, Inc. (b)	500	25,385
Chemours Co. (b)	560	3,881
Cliffs Natural Resources, Inc. (b)	9,000	24,840
Crown Holdings, Inc. (b)(c)	4,000	212,160
Cytec Industries, Inc. (b)	4,022	299,317
Dow Chemical Co. (b)	3,000	155,010
Ecolab, Inc. (b)	700	84,245
EI Du Pont de Nemours & Co. (b)	2,800	177,520
Freeport-McMoRan, Inc. (b)	5,100	60,027
Huntsman Corp. (b)	8,800	115,896
International Paper Co. (b)	700	29,883
LyondellBasell Industries NV (a)(b)	694	64,480
Monsanto Co. (b)	1,700	158,474
Mosaic Co. (b)	3,500	118,265
NewMarket Corp. (b)	100	39,374
Newmont Mining Corp. (b)	8,600	167,356
Nucor Corp. (b)	2,900	122,670
PPG Industries, Inc. (b)	400	41,704
Royal Gold, Inc. (b)	1	48
Sherwin-Williams Co. (b)	300	80,049
Southern Copper Corp. (b)	200	5,552
United States Steel Corp. (b)	8,056	94,094
Vulcan Materials Co. (b)	2,000	193,160
WR Grace & Co. (b)(c)	400	40,120

		3,188,651

Media - 0.5%
CBS Corp. (b)	600	27,912
Charter Communications, Inc. (b)(c)	1,200	229,128
Comcast Corp. (b)	3,500	219,170
DISH Network Corp. (b)(c)	3,400	214,098
Gannett Co., Inc. (b)	150	2,373
Interpublic Group of Cos., Inc. (b)	6,500	149,045
Liberty Broadband Corp. - Class A (b)(c)	350	19,096
Liberty Broadband Corp. - Class C (b)(c)	700	37,639
Madison Square Garden Co. (b)(c)	1,073	191,530
MSG Networks, Inc. (b)(c)	3,219	66,054
Omnicom Group, Inc. (b)	2,727	204,307
TEGNA, Inc. (b)	300	8,112
Time Warner Cable, Inc. (b)	1,400	265,160
Time Warner, Inc. (b)	400	30,136
Walt Disney Co. (b)	2,500	284,350

		1,948,110

Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
AbbVie, Inc. (b)	268	15,959
Agilent Technologies, Inc. (b)	4,100	154,816
Alexion Pharmaceuticals, Inc. (b)(c)	1,700	299,200
Alkermes PLC (a)(b)(c)	500	35,960
Allergan PLC (a)(b)(c)	1,237	381,577
Amgen, Inc. (b)	3,100	490,358
Baxalta, Inc. (b)	1,500	51,690
Biogen, Inc. (b)(c)	100	29,051
Bristol-Myers Squibb Co. (b)	4,100	270,395
Celgene Corp. (b)(c)	2,600	319,046
Eli Lilly & Co. (b)	100	8,157
Endo International PLC (a)(b)(c)	300	17,997

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 1.0% (continued)
Gilead Sciences, Inc. (b)	2,600	$281,138
Illumina, Inc. (b)(c)	700	100,296
Incyte Corp. (b)(c)	300	35,259
Jazz Pharmaceuticals PLC (a)(b)(c)	660	90,605
Johnson & Johnson (b)	300	30,309
Mallinckrodt PLC (a)(b)(c)	4,129	271,152
MannKind Corp. (b)(c)	21,300	70,503
Medivation, Inc. (b)(c)	1,800	75,708
Merck & Co., Inc. (b)	700	38,262
Mettler-Toledo International, Inc. (b)(c)	100	31,099
Mylan NV (a)(b)(c)	500	22,045
Pfizer, Inc. (b)	6,400	216,448
Regeneron Pharmaceuticals, Inc. (b)(c)	700	390,173
Thermo Fisher Scientific, Inc. (b)	300	39,234
Zoetis, Inc. (b)	3,300	141,933

		3,908,370

Real Estate - 0.1%
Howard Hughes Corp. (b)(c)	1,100	135,938
Jones Lang LaSalle, Inc. (b)	400	66,684
Welltower, Inc. (b)	100	6,487

		209,109

Retailing - 1.3%
Abercrombie & Fitch Co. (b)	4,700	99,593
Advance Auto Parts, Inc. (b)	1,200	238,116
Amazon.com, Inc. (b)(c)	100	62,590
Bed Bath & Beyond, Inc. (b)(c)	2,400	143,112
Best Buy Co., Inc. (b)	3,700	129,611
Dillard’s, Inc. (b)	2,188	195,782
Dollar General Corp. (b)	4,300	291,411
Dollar Tree, Inc. (b)(c)	820	53,702
Expedia, Inc. (b)	3,200	436,160
GameStop Corp. (b)	3,200	147,424
Gap, Inc. (b)	1,900	51,718
Genuine Parts Co. (b)	1,100	99,836
Groupon, Inc. (b)(c)	500	1,855
Home Depot, Inc. (b)	2,200	272,008
J.C. Penney Co., Inc. (b)(c)	32,500	298,025
Kohl’s Corp. (b)	1,500	69,180
L Brands, Inc. (b)	500	47,990
Liberty Interactive Corp. (b)(c)	1,952	53,419
Macy’s, Inc. (b)	500	25,490
Netflix, Inc. (b)(c)	6,800	736,984
Nordstrom, Inc. (b)	3,000	195,630
O’Reilly Automotive, Inc. (b)(c)	1,034	285,653
Priceline Group, Inc. (b)(c)	100	145,424
Sears Holdings Corp. (b)(c)	200	4,674
Signet Jewelers Ltd. (a)(b)	1,000	150,940
Target Corp. (b)	1,200	92,616
Tiffany & Co. (b)	2,900	239,076
TripAdvisor, Inc. (b)(c)	3,500	293,230
Ulta Salon Cosmetics & Fragrance, Inc. (b)(c)	100	17,396
Williams-Sonoma, Inc. (b)	2,390	176,262

		5,054,907

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. (b)(c)	46,969	$99,574
Analog Devices, Inc. (b)	500	30,060
Applied Materials, Inc. (b)	7,700	129,129
Avago Technologies Ltd. (b)	2,200	270,886
Broadcom Corp. (b)	1,200	61,680
Cree, Inc. (b)(c)	5,500	138,545
First Solar, Inc. (b)(c)	4,200	239,694
Intel Corp. (b)	1,800	60,948
Linear Technology Corp. (b)	600	26,652
Marvell Technology Group Ltd. (a)(b)	12,000	98,520
Micron Technology, Inc. (b)(c)	6,600	109,296
NVIDIA Corp. (b)	11,800	334,766
Skyworks Solutions, Inc. (b)	1,600	123,584
Texas Instruments, Inc. (b)	3,400	192,848

		1,916,182

Software & Services - 1.5%
Accenture PLC (a)(b)	300	32,160
Activision Blizzard, Inc. (b)	8,600	298,936
Adobe Systems, Inc. (b)(c)	3,300	292,578
Akamai Technologies, Inc. (b)(c)	200	12,164
Alphabet, Inc. - Class A (b)(c)	400	294,956
Alphabet, Inc. - Class C (b)(c)	501	356,116
Autodesk, Inc. (b)(c)	4,400	242,836
Automatic Data Processing, Inc. (b)	100	8,699
Blackhawk Network Holdings, Inc. (b)(c)	887	37,768
CDK Global, Inc. (b)	33	1,643
Cognizant Technology Solutions Corp. (b)(c)	400	27,244
Computer Sciences Corp. (b)	500	33,295
eBay, Inc. (b)(c)	3,104	86,602
Electronic Arts, Inc. (b)(c)	3,600	259,452
Facebook, Inc. (b)(c)	3,000	305,910
Fidelity National Information Services, Inc. (b)	3,400	247,928
FireEye, Inc. (b)(c)	1,300	33,995
Fiserv, Inc. (b)(c)	1,000	96,510
FleetCor Technologies, Inc. (b)(c)	1,600	231,776
International Business Machines Corp. (b)	400	56,032
Intuit, Inc. (b)	500	48,715
Jack Henry & Associates, Inc. (b)	500	38,670
LinkedIn Corp. (b)(c)	100	24,087
MasterCard, Inc. (b)	2,500	247,475
Microsoft Corp. (b)	700	36,848
NetSuite, Inc. (b)(c)	100	8,507
Oracle Corp. (b)	3,000	116,520
Pandora Media, Inc. (b)(c)	7,200	82,872
PayPal Holdings, Inc. (b)(c)	3,104	111,775
Rackspace Hosting, Inc. (b)(c)	2,700	69,795
Red Hat, Inc. (b)(c)	2,800	221,508
Salesforce.com, Inc. (b)(c)	3,700	287,527
Splunk, Inc. (b)(c)	4,400	247,104
Tableau Software, Inc. (b)(c)	2,800	235,088
Twitter, Inc. (b)(c)	5,912	168,256
Ultimate Software Group, Inc. (b)(c)	1,401	286,294
Vantiv, Inc. (b)(c)	900	45,135
VeriSign, Inc. (b)(c)	300	24,180
Visa, Inc. (b)	1,200	93,096

	SHARES	FAIR VALUE
Software & Services - 1.5% (continued)
VMware, Inc. (b)(c)	1,200	$72,180
Workday, Inc. (b)(c)	505	39,880
Yahoo!, Inc. (b)(c)	2,400	85,488
Yelp, Inc. (b)(c)	2,000	44,500
Zillow Group, Inc. - Class A (b)(c)	3,300	101,673
Zillow Group, Inc. - Class C (b)(c)	4,400	121,836
Zynga, Inc. (b)(c)	3,600	8,532

		5,824,141

Technology Hardware & Equipment - 0.6%
3D Systems Corp. (b)(c)	3,000	30,180
Amphenol Corp. (b)	200	10,844
Apple, Inc. (b)	1,300	155,350
Cisco Systems, Inc. (b)	3,300	95,205
Corning, Inc. (b)	9,600	178,560
EMC Corp. (b)	6,100	159,942
F5 Networks, Inc. (b)(c)	2,200	242,440
Hewlett-Packard Co. (b)	3,158	85,140
IPG Photonics Corp. (b)(c)	1,600	132,192
Juniper Networks, Inc. (b)	7,100	222,869
Keysight Technologies, Inc. (b)(c)	2,050	67,814
NetApp, Inc. (b)	6,000	204,000
Palo Alto Networks, Inc. (b)(c)	1,600	257,600
QUALCOMM, Inc. (b)	2,500	148,550
SanDisk Corp. (b)	3,000	231,000
Stratasys Ltd. (a)(b)(c)	1,700	43,350
Western Digital Corp. (b)	1,600	106,912

		2,371,948

Telecommunication Services - 0.1%
AT&T, Inc. (b)	4,502	150,862
Sprint Corp. (b)(c)	17,000	80,410
T-Mobile US, Inc. (b)(c)	1,600	60,624
Verizon Communications, Inc. (b)	3,500	164,080

		455,976

Transportation - 0.4%
Alaska Air Group, Inc. (b)	1,400	106,750
American Airlines Group, Inc. (b)	400	18,488
CSX Corp. (b)	900	24,291
Delta Air Lines, Inc. (b)	6,500	330,460
FedEx Corp. (b)	400	62,420
Hertz Global Holdings, Inc. (b)(c)	6,100	118,950
Kansas City Southern (b)	300	24,828
Norfolk Southern Corp. (b)	1,200	96,036
Southwest Airlines Co. (b)	4,000	185,160
Spirit Airlines, Inc. (b)(c)	3,298	122,422
Union Pacific Corp. (b)	1,700	151,895
United Continental Holdings, Inc. (b)(c)	5,000	301,550
United Parcel Service, Inc. (b)	300	30,906

		1,574,156

Utilities - 0.2%
CenterPoint Energy, Inc. (b)	3,900	72,345
Dominion Resources, Inc. (b)	2,600	185,718
Duke Energy Corp. (b)	2,200	157,234
NextEra Energy, Inc. (b)	300	30,798
Sempra Energy (b)	300	30,723

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Utilities - 0.2% (continued)
Southern Co. (b)	2,500	$112,750

		589,568

TOTAL COMMON STOCKS (Cost $39,610,112)		47,852,048

CONTINGENT VALUE RIGHTS - 0.0%

Food and Staples Retailing - 0.0%
Safeway Casa Ley (c)(d)(e) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	5,480
Safeway PDC (c)(d)(e) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	264

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		5,744

REAL ESTATE INVESTMENT TRUSTS - 0.3%

Real Estate - 0.3%
American Capital Agency Corp. (b)	1,000	17,830
American Tower Corp. (b)	300	30,669
Annaly Capital Management, Inc. (b)	12,600	125,370
AvalonBay Communities, Inc. (b)	400	69,932
Boston Properties, Inc. (b)	100	12,585
Crown Castle International Corp. (b)	100	8,546
Digital Realty Trust, Inc. (b)	400	29,584
Equinix, Inc. (b)	1,200	356,016
Equity Residential (b)	1,100	85,052
Iron Mountain, Inc. (b)	1,700	52,088
Lamar Advertising Co. (b)	100	5,643
LaSalle Hotel Properties (b)	12	353
Prologis, Inc. (b)	700	29,911
Public Storage (b)	200	45,892
Seritage Growth Properties (b)(c)	100	4,213
Simon Property Group, Inc. (b)	100	20,146
Urban Edge Properties (b)	300	7,122
Vornado Realty Trust (b)	300	30,165
Weyerhaeuser Co. (b)	3,000	87,990
WP GLIMCHER, Inc. (b)	600	6,972

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $792,931)		1,026,079

INVESTMENT COMPANY - 0.0%

Business Development Company - 0.0%

Closed-End Mutual Funds - 0.0%
American Capital Ltd. (c)	800	10,232

TOTAL INVESTMENT COMPANY (Cost $10,745)		10,232

RIGHTS - 0.0%

Health Care Equipment & Services - 0.0%
Community Health Systems, Inc. (c)	1,000	10

TOTAL RIGHTS (Cost $0)		10

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 87.6%

Money Market Funds - 0.1%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.12% (f)	71,132	$71,132
First American Government Obligations Fund - Class Z - 0.01% (f)	71,131	71,131
First American Prime Obligations Fund - Class Z - 0.06% (f)	71,131	71,131
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.16% (f)	71,132	71,132
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (f)	71,132	71,132

		355,658

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 87.5%
0.029%, 11/05/2015 (g)(h)	$21,050,000	21,049,931
0.076%, 11/12/2015 (g)(h)	38,900,000	38,899,098
0.095%, 11/19/2015 (g)(h)	29,100,000	29,098,627
0.050%, 12/03/2015 (g)(h)	57,150,000	57,147,453
0.012%, 12/10/2015 (g)(h)	24,150,000	24,149,689
0.040%, 12/17/2015 (g)(h)	22,150,000	22,148,871
0.055%, 12/24/2015 (g)(h)	33,900,000	33,897,255
0.066%, 01/07/2016 (g)(h)	40,300,000	40,295,204
0.000%, 01/21/2016 (g)(h)	23,650,000	23,646,784
(0.005%), 02/04/2016 (g)(h)	27,450,000	27,443,330
0.000%, 02/11/2016 (g)(h)	13,700,000	13,697,219

		331,473,461

TOTAL SHORT-TERM INVESTMENTS (Cost $331,842,205)		331,829,119

TOTAL INVESTMENTS (Cost $372,255,993) - 100.5%		380,723,232

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(1,973,163)

TOTAL NET ASSETS - 100.0%		$378,750,069

Percentages are stated as a percent of net assets.

PLC – Public Limited Company

(a)	Foreign issued security. Total foreign securities are $2,404,635, which represents 0.6% of net assets.
(b)	All or portion of this security may be subject to call options written.
(c)	Non-income producing security.
(d)	Security is restricted to resale. The aggregate value of these securities at October 31, 2015 was $5,744, which represents 0.0% of net assets.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $5,744, which represents 0.0% of net assets.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.
(h)	All or portion of this security is held as collateral for put options written.

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS
Akamai Technologies, Inc., Expires 11/06/2015, Strike Price $66.50	1	$4
Alphabet, Inc., Expires 11/06/2015, Strike Price $752.50	2	50
Alphabet, Inc., Expires 11/06/2015, Strike Price $775.00	1	33
Alphabet, Inc., Expires 11/06/2015, Strike Price $780.00	1	20
Alphabet, Inc., Expires 11/06/2015, Strike Price $785.00	1	18
American Airlines Group, Inc., Expires 11/06/2015, Strike Price $49.50	2	8
American Airlines Group, Inc., Expires 11/06/2015, Strike Price $50.00	2	6
American Express Co., Expires 11/06/2015, Strike Price $77.00	2	5
Anadarko Petroleum Corp., Expires 11/06/2015, Strike Price $71.50	12	228
Apple, Inc., Expires 11/06/2015, Strike Price $124.00	3	57
Apple, Inc., Expires 11/06/2015, Strike Price $125.00	1	14
Applied Materials, Inc., Expires 11/06/2015, Strike Price $17.00	10	130
Athenahealth, Inc., Expires 11/06/2015, Strike Price $170.00	8	100
Athenahealth, Inc., Expires 11/06/2015, Strike Price $175.00	2	50
Avago Technologies Ltd., Expires 11/06/2015, Strike Price $137.00	3	67
Avago Technologies Ltd., Expires 11/06/2015, Strike Price $143.00	2	15
Baxter International, Inc., Expires 11/06/2015, Strike Price $38.50	4	84
Best Buy Co., Inc., Expires 11/06/2015, Strike Price $36.50	13	104
Boeing Co., Expires 11/06/2015, Strike Price $155.00	12	54
Bristol-Myers Squibb Co., Expires 11/06/2015, Strike Price $70.50	10	40
Bristol-Myers Squibb Co., Expires 11/06/2015, Strike Price $71.00	10	30
Bristol-Myers Squibb Co., Expires 11/06/2015, Strike Price $72.00	10	20
Broadcom Corp., Expires 11/06/2015, Strike Price $52.50	6	135
Caterpillar, Inc., Expires 11/06/2015, Strike Price $74.50	4	178
Caterpillar, Inc., Expires 11/06/2015, Strike Price $75.50	4	84
Caterpillar, Inc., Expires 11/06/2015, Strike Price $76.00	4	54
CBOE S&P 500, Expires 11/06/2015, Strike Price $2120.00	100	11,000
CBOE S&P 500, Expires 11/06/2015, Strike Price $2125.00	100	8,000
Cisco Systems, Inc., Expires 11/06/2015, Strike Price $30.00	23	57
Coach, Inc., Expires 11/06/2015, Strike Price $32.50	11	55
Comcast Corp., Expires 11/06/2015, Strike Price $65.50	27	81
Cummins, Inc., Expires 11/06/2015, Strike Price $110.00	12	60
Dow Chemical Co., Expires 11/06/2015, Strike Price $53.00	24	468
DR Horton, Inc., Expires 11/06/2015, Strike Price $30.50	3	46
E*Trade Financial Corp., Expires 11/06/2015, Strike Price $29.50	5	70
EI Du Pont de Nemours & Co., Expires 11/06/2015, Strike Price $65.50	23	253
Express Scripts Holding Co., Expires 11/06/2015, Strike Price $90.00	19	665
Freeport-McMoRan, Inc., Expires 11/06/2015, Strike Price $13.00	30	195
Gap, Inc., Expires 11/06/2015, Strike Price $28.00	6	78
General Motors Co., Expires 11/06/2015, Strike Price $36.50	17	93
Juniper Networks, Inc., Expires 11/06/2015, Strike Price $33.00	33	198
Kinder Morgan, Inc., Expires 11/06/2015, Strike Price $29.00	2	8
Macy’s, Inc., Expires 11/06/2015, Strike Price $51.50	1	87
Mallinckrodt PLC, Expires 11/06/2015, Strike Price $79.50	4	140
Marvell Technology Group Ltd., Expires 11/06/2015, Strike Price $9.00	110	440
McDonald’s Corp., Expires 11/06/2015, Strike Price $116.00	6	60
Merck & Co., Inc., Expires 11/06/2015, Strike Price $57.50	2	6
Microsoft Corp., Expires 11/06/2015, Strike Price $56.50	2	5
Netflix, Inc., Expires 11/06/2015, Strike Price $110.00	2	327
Nucor Corp., Expires 11/06/2015, Strike Price $44.00	8	76
Nucor Corp., Expires 11/06/2015, Strike Price $44.50	7	49
Oracle Corp., Expires 11/06/2015, Strike Price $39.50	22	286
Palo Alto Networks, Inc., Expires 11/06/2015, Strike Price $165.00	2	365
Palo Alto Networks, Inc., Expires 11/06/2015, Strike Price $170.00	4	270
Palo Alto Networks, Inc., Expires 11/06/2015, Strike Price $175.00	2	45

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS (continued)
Pfizer, Inc., Expires 11/06/2015, Strike Price $36.00	49	$196
Philip Morris International, Inc., Expires 11/06/2015, Strike Price $90.50	2	25
Procter & Gamble Co., Expires 11/06/2015, Strike Price $80.00	9	104
Rite Aid Corp., Expires 11/06/2015, Strike Price $6.50	20	2,800
Rite Aid Corp., Expires 11/06/2015, Strike Price $7.00	10	875
Southwest Airlines Co., Expires 11/06/2015, Strike Price $47.50	24	720
Splunk, Inc., Expires 11/06/2015, Strike Price $58.00	2	130
Target Corp., Expires 11/06/2015, Strike Price $77.50	4	282
Texas Instruments, Inc., Expires 11/06/2015, Strike Price $60.00	10	110
T-Mobile US, Inc., Expires 11/06/2015, Strike Price $39.50	9	225
Trinity Industries, Inc., Expires 11/06/2015, Strike Price $28.50	20	250
Twitter, Inc., Expires 11/06/2015, Strike Price $31.50	49	392
Under Armour, Inc., Expires 11/06/2015, Strike Price $104.00	3	38
Union Pacific Corp., Expires 11/06/2015, Strike Price $95.00	6	36
Union Pacific Corp., Expires 11/06/2015, Strike Price $95.50	3	14
Union Pacific Corp., Expires 11/06/2015, Strike Price $96.00	6	18
United Continental Holdings, Inc., Expires 11/06/2015, Strike Price $65.00	15	105
United Continental Holdings, Inc., Expires 11/06/2015, Strike Price $65.50	10	55
United Continental Holdings, Inc., Expires 11/06/2015, Strike Price $66.50	10	30
United Parcel Service, Inc., Expires 11/06/2015, Strike Price $106.00	2	18
United Rentals, Inc., Expires 11/06/2015, Strike Price $78.00	4	170
United Rentals, Inc., Expires 11/06/2015, Strike Price $79.00	8	200
United Rentals, Inc., Expires 11/06/2015, Strike Price $80.00	8	200
United Technologies Corp., Expires 11/06/2015, Strike Price $102.00	9	81
United Technologies Corp., Expires 11/06/2015, Strike Price $103.00	2	20
UnitedHealth Group, Inc., Expires 11/06/2015, Strike Price $123.00	1	32
VMware, Inc., Expires 11/06/2015, Strike Price $70.00	7	175
Western Digital Corp., Expires 11/06/2015, Strike Price $73.00	4	58
Western Digital Corp., Expires 11/06/2015, Strike Price $74.00	4	104
Western Digital Corp., Expires 11/06/2015, Strike Price $74.50	4	102
Western Digital Corp., Expires 11/06/2015, Strike Price $75.00	4	102
Yahoo!, Inc., Expires 11/06/2015, Strike Price $36.50	16	504

TOTAL CALL OPTIONS (Premiums Received $46,278)		33,242

PUT OPTIONS
CBOE S&P 500, Expires 11/06/2015, Strike Price $2080.00	174	270,744
CBOE S&P 500, Expires 11/06/2015, Strike Price $2085.00	1,111	1,944,250
CBOE S&P 500, Expires 11/06/2015, Strike Price $2090.00	139	269,660
NASDAQ 100, Expires 11/06/2015, Strike Price $4660.00	40	155,000

TOTAL PUT OPTIONS (Premiums Received $2,104,837)		2,639,654

TOTAL WRITTEN OPTIONS (Premiums Received $2,151,115)		$2,672,896

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 2.5%

Automobiles & Components - 0.1%
Dana Holding Corp. (a)	2,400	$40,320
Federal-Mogul Holdings Corp. (a)(b)	2,600	20,150
Tower International, Inc. (a)(b)	2,100	57,687

		118,157

Banks - 0.0%
PacWest Bancorp (a)	1,078	48,553

Capital Goods - 0.1%
Capstone Turbine Corp. (a)(b)	20,000	4,100
PowerSecure International, Inc. (a)(b)	6,300	78,498
Wabash National Corp. (a)(b)	4,200	50,274

		132,872

Commercial & Professional Services - 0.1%
WageWorks, Inc. (a)(b)	1,100	52,822

Consumer Durables & Apparel - 0.2%
Crocs, Inc. (a)(b)	3,300	35,640
JAKKS Pacific, Inc. (a)(b)	8,600	68,112
Nautilus, Inc. (a)(b)	6,800	115,872

		219,624

Consumer Services - 0.1%
Boyd Gaming Corp. (a)(b)	3,700	73,963
Bridgepoint Education, Inc. (a)(b)	2,164	16,771

		90,734

Energy - 0.0%
CARBO Ceramics, Inc. (a)	500	8,760
Goodrich Petroleum Corp. (a)(b)	2,300	1,380
McDermott International, Inc. (a)(b)(c)	6,300	29,043
Penn Virginia Corp. (a)(b)	3,600	2,228

		41,411

Food, Beverage & Tobacco - 0.0%
Boulder Brands, Inc. (a)(b)	2,800	24,808

Health Care Equipment & Services - 0.4%
Abaxis, Inc. (a)	1,100	55,231
Air Methods Corp. (a)(b)	1,100	45,023
Anika Therapeutics, Inc. (a)(b)	2,000	77,040
DexCom, Inc. (a)(b)	1,700	141,644
Medidata Solutions, Inc. (a)(b)	1,000	43,000
Orthofix International NV (a)(b)(c)	1,900	64,695
Rockwell Medical, Inc. (a)(b)	9,200	106,536

		533,169

Materials - 0.1%
Century Aluminum Co. (a)(b)	5,200	18,824
Compass Minerals International, Inc. (a)	600	48,744
Hecla Mining Co. (a)	13,600	28,152
Intrepid Potash, Inc. (a)(b)	3,500	13,510

		109,230

Media - 0.1%
Entravision Communications Corp. (a)	7,700	67,452
Sizmek, Inc. (a)(b)	3,800	22,534
World Wrestling Entertainment, Inc. (a)	4,500	80,235

		170,221

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,100	$73,122
Agios Pharmaceuticals, Inc. (a)(b)	1,500	109,290
Endocyte, Inc. (a)(b)	7,800	40,092
Halozyme Therapeutics, Inc. (a)(b)	6,700	104,855
Insmed, Inc. (a)(b)	4,300	85,312
Keryx Biopharmaceuticals, Inc. (a)(b)	3,700	16,576
Merrimack Pharmaceuticals, Inc. (a)(b)	7,000	65,380
Pernix Therapeutics Holdings, Inc. (a)(b)	8,000	22,480
Prothena Corp. PLC (a)(b)(c)	2,400	123,624
Retrophin, Inc. (a)(b)	3,800	72,694
Sarepta Therapeutics, Inc. (a)(b)	1,900	45,714
Vanda Pharmaceuticals, Inc. (a)(b)	4,100	44,034

		803,173

Retailing - 0.0%
Conn’s, Inc. (a)(b)	1,100	20,867

Semiconductors & Semiconductor Equipment - 0.2%
Cirrus Logic, Inc. (a)(b)	2,600	80,158
Integrated Device Technology, Inc. (a)(b)	4,300	109,650
SunEdison, Inc. (a)(b)	6,100	44,530
SunPower Corp. (a)(b)	2,000	53,680

		288,018

Software & Services - 0.2%
Alliance Data Systems Corp. (a)(b)	147	43,705
Bankrate, Inc. (a)(b)	2,600	30,862
Gogo, Inc. (a)(b)	2,300	32,499
Infoblox, Inc. (a)(b)	2,500	40,775
Take-Two Interactive Software, Inc. (a)(b)	2,700	89,640
Vringo, Inc. (a)(b)	13,300	4,994
WebMD Health Corp. (a)(b)	1,300	52,858

		295,333

Technology Hardware & Equipment - 0.1%
Cray, Inc. (a)(b)	1,600	47,408
Ubiquiti Networks, Inc. (a)	1,700	49,606

		97,014

Telecommunication Services - 0.1%
Inteliquent, Inc. (a)	5,900	122,248

Transportation - 0.1%
Arkansas Best Corp. (a)	2,000	51,800
XPO Logistics, Inc. (a)(b)	2,000	55,520

		107,320

TOTAL COMMON STOCKS (Cost $2,765,095)		3,275,574

CONTINGENT VALUE RIGHTS - 0.0%

Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Furiex Pharmaceuticals, Inc. (b)(d)(e) (Cost: $0; Acquisition Date: 05/23/2014)	500	4,885
Trius Therapeutics, Inc. (b)(d)(e) (Cost: $0; Acquisition Date: 08/12/2013)	3,300	—

		4,885

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Telecommunication Services - 0.0%
Leap Wireless International, Inc. (b)(d)(e)	2,700	$6,804

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		11,689

	PRINCIPAL AMOUNT	FAIR VALUE
SHORT TERM INVESTMENTS - 98.4%

U.S. Treasury Bills - 98.4%
0.029%, 11/05/2015 (f)(g)	$17,100,000	17,099,945
0.061%, 11/12/2015 (f)(g)	18,850,000	18,849,647
0.074%, 11/19/2015 (f)(g)	7,400,000	7,399,727
0.051%, 12/03/2015 (f)(g)	17,180,000	17,179,222
0.013%, 12/10/2015 (f)(g)	11,750,000	11,749,841
0.040%, 12/17/2015 (f)(g)	9,650,000	9,649,507
0.055%, 12/24/2015 (f)(g)	10,650,000	10,649,140
0.069%, 01/07/2016 (f)(g)	10,150,000	10,148,792
0.000%, 01/21/2016 (f)(g)	6,500,000	6,499,116
(0.005%), 02/04/2016 (f)(g)	11,000,000	10,997,327
0.000%, 02/11/2016 (f)(g)	7,900,000	7,898,396

TOTAL SHORT TERM INVESTMENTS (Cost $128,125,877)		128,120,660

TOTAL INVESTMENTS (Cost $130,890,972) - 100.9%		131,407,923

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(1,114,836)

TOTAL NET ASSETS - 100.0%		$130,293,087

Percentages are stated as a percent of net assets.

(a)	All or portion of this security may be subject to call options written.
(b)	Non-income producing security.
(c)	Foreign issued security. Total foreign securities are $217,362, which represents 0.2% of net assets.
(d)	Security is restricted to resale. The aggregate value of these securities at October 31, 2015 was $11,689, which represents 0.0% of net assets.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $11,689, which represents 0.0% of net assets.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(g)	All or portion of this security is held as collateral for put options written.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS
CBOE Russell 2000 Index, Expires 11/06/2015, Strike Price $1190.00	30	$3,030

TOTAL CALL OPTIONS (Premiums Received $5,098)		3,030

PUT OPTIONS
CBOE Russell 2000 Index, Expires 11/06/2015, Strike Price $1160.00	350	360,500
CBOE Russell 2000 Index, Expires 11/06/2015, Strike Price $1165.00	698	879,480

TOTAL PUT OPTIONS (Premiums Received $1,171,311)		1,239,980

TOTAL WRITTEN OPTIONS (Premiums Received $1,176,409)		$1,243,010

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.9%

Open-End Mutual Funds - 99.9%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	12,131,783	$132,115,117
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	6,335,380	66,268,075

TOTAL INVESTMENT COMPANIES (Cost $187,717,268)		198,383,192

SHORT-TERM INVESTMENTS - 0.1%

Money Market Funds - 0.1%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.12% (b)	49,987	49,987
First American Government Obligations Fund - Class Z - 0.01% (b)	49,986	49,986
First American Prime Obligations Fund - Class Z - 0.06% (b)	49,987	49,987
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.16% (b)	49,987	49,987
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (b)	49,986	49,986

TOTAL SHORT-TERM INVESTMENTS (Cost $249,933)		249,933

TOTAL INVESTMENTS (Cost $187,967,201) - 100.0%		198,633,125

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(39,540)

TOTAL NET ASSETS - 100.0%		$198,593,585

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 10.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 0.8%

Automobiles & Components - 0.0%
Toyota Motor Corp. - ADR	300	$36,786

Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA - ADR	403	3,474
Banco Santander SA - ADR	800	4,432
Barclays PLC - ADR	2,500	35,575
HSBC Holdings PLC - ADR	900	35,163

		78,644

Capital Goods - 0.0%
voxeljet AG - ADR (a)	5,200	31,668

Consumer Durables & Apparel - 0.1%
Sony Corp. - ADR (a)	1,600	45,440

Consumer Services - 0.0%
Melco Crown Entertainment Ltd. - ADR	2,100	39,333

Diversified Financials - 0.0%
Credit Suisse Group AG - ADR	1,400	35,000

Energy - 0.1%
BP PLC - ADR	1,200	42,840

Food, Beverage & Tobacco - 0.1%
Anheuser-Busch InBev NV - ADR	400	47,732
Diageo PLC - ADR	300	34,524

		82,256

Materials - 0.0%
ArcelorMittal - ADR	3,400	19,074
BHP Billiton Ltd. (b)	100	1,641
BHP Billiton Ltd. - ADR	100	3,289
Rio Tinto PLC - ADR	200	7,302
South32 Ltd. (a)(b)	100	104
South32 Ltd. - ADR (a)	40	206

		31,616

Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
AstraZeneca PLC - ADR	1,100	35,079
GlaxoSmithKline PLC - ADR	900	38,754
GW Pharmaceuticals PLC - ADR (a)	300	23,727
Novartis AG - ADR	400	36,172
Novo Nordisk A/S - ADR	700	37,226

		170,958

Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV - ADR	400	37,116

Software & Services - 0.0%
SAP SE - ADR	500	39,355

Technology Hardware & Equipment - 0.1%
Nokia OYJ - ADR	4,900	36,358
Telefonaktiebolaget LM Ericsson - ADR	2,800	27,272

		63,630

	SHARES	FAIR VALUE
Telecommunication Services - 0.1%
China Mobile Ltd. - ADR	600	$36,186
Orange SA - ADR	2,300	40,365
Vodafone Group PLC - ADR (c)	1,200	39,564

		116,115

Utilities - 0.0%
National Grid PLC - ADR	500	35,800

TOTAL COMMON STOCKS (Cost $979,495)		886,557

SHORT-TERM INVESTMENTS - 99.1%

Money Market Funds - 64.1%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.12% (d)	13,880,559	13,880,559
First American Government Obligations Fund - Class Z - 0.01% (d)	14,412,545	14,412,545
First American Prime Obligations Fund - Class Z - 0.06% (d)	14,412,544	14,412,544
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.16% (d)	14,412,544	14,412,544
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (d)	14,412,544	14,412,544

		71,530,736

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 35.0%
0.085%, 11/12/2015 (e)(f)	$4,100,000	4,099,894
0.035%, 11/19/2015 (e)(f)	13,100,000	13,099,774
0.055%, 12/3/2015 (e)(f)	2,100,000	2,099,897
0.015%, 12/10/2015 (e)(f)	6,250,000	6,249,898
0.040%, 12/17/2015 (e)(f)	7,250,000	7,249,630
0.055%, 12/24/2015 (e)(f)	2,000,000	1,999,838
0.000%, 02/11/2016 (e)(f)	4,200,000	4,199,147

		38,998,078

TOTAL SHORT-TERM INVESTMENTS (Cost $110,529,667)		110,528,814

TOTAL INVESTMENTS (Cost $111,509,162) - 99.9%		111,415,371

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		115,647

TOTAL NET ASSETS - 100.0%		$111,531,018

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt

(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign securities are $1,745 which represents 0.0% of net assets.
(c)	All or a portion of this security may be subject to call options written.
(d)	Rate shown is the 7-day effective yield.
(e)	All or portion of this security is held as collateral for put options written.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS
Vodafone Group PLC, Expires 11/06/2015, Strike Price $34.00	1	$6
Vodafone Group PLC, Expires 11/06/2015, Strike Price $34.50	3	26

TOTAL CALL OPTIONS (Premiums Received $28)		32

PUT OPTIONS
CAC 40 Index, Expires 11/20/2015, Strike Price EUR 4850.00	102	76,698
Eurex DAX, Expires 11/06/2015, Strike Price EUR 10750.00	89	32,982
Eurex DAX, Expires 11/06/2015, Strike Price EUR 10800.00	80	47,661
Eurex DAX, Expires 11/06/2015, Strike Price EUR 10850.00	20	11,522
Eurex Euro STOXX 50 Index, Expires 11/06/2015, Strike Price EUR 3400.00	590	169,984
FTSE 100 Index, Expires 11/20/2015, Strike Price GBP 6375.00	77	128,793
FTSE 100 Index, Expires 11/20/2015, Strike Price GBP 6400.00	145	273,825
Hang Seng Index, Expires 11/27/2015, Strike Price HKD 23000.00	18	78,497
Nikkei-225 Stock Index, Expires 11/13/2015, Strike Price JPY 18750.00	120	222,088
Nikkei-225 Stock Index, Expires 11/13/2015, Strike Price JPY 19000.00	50	138,213
S&P/ASX 200 Index, Expires 11/19/2015, Strike Price AUD 5200.00	75	39,256
S&P/ASX 200 Index, Expires 11/19/2015, Strike Price AUD 5350.00	135	147,098
Swiss Market Index, Expires 11/20/2015, Strike Price CHF 8850.00	119	98,961

TOTAL PUT OPTIONS (Premiums Received $1,701,771)		1,465,578

TOTAL WRITTEN OPTIONS (Premiums Received $1,701,799)		$1,465,610

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 1.5%

Automobiles & Components - 0.0%
Tata Motors Ltd. - ADR (a)	700	$20,699

Banks - 0.1%
HDFC Bank Ltd. - ADR	300	18,342
ICICI Bank Ltd. - ADR	1,800	15,516

		33,858

Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. - ADR	800	22,008

Diversified Financials - 0.0%
Noah Holdings Ltd. - ADR (a)	700	19,614

Energy - 0.0%
Petroleo Brasileiro SA - ADR (a)	3,200	15,616

Insurance - 0.1%
China Life Insurance Co. Ltd. - ADR	1,500	27,090

Materials - 0.1%
AngloGold Ashanti Ltd. - ADR (a)	100	844
Cemex SAB de CV - ADR (a)	1,872	11,813
Sibanye Gold Ltd. - ADR	2,200	14,366
Vale SA - ADR	3,300	14,388

		41,411

Media - 0.0%
Grupo Televisa SAB - ADR	300	8,742

Real Estate - 0.0%
E-House China Holdings Ltd. - ADR	2,500	15,500

Retailing - 0.2%
Ctrip.com International Ltd. - ADR (a)	300	27,891
E-commerce China Dangdang Inc. - ADR (a)	2,103	14,237
Qunar Cayman Islands Ltd. - ADR (a)	700	33,978
Vipshop Holdings Ltd. - ADR (a)(b)	1,000	20,520

		96,626

Semiconductors & Semiconductor Equipment - 0.2%
Himax Technologies, Inc. - ADR (b)	3,200	18,944
JA Solar Holdings Co. Ltd. - ADR (a)	2,200	18,744
JinkoSolar Holding Co. Ltd. - ADR (a)	1,100	28,479
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	800	17,568
Trina Solar Ltd. - ADR (a)	2,100	21,399

		105,134

Software & Services - 0.7%
21Vianet Group, Inc. - ADR (a)	900	18,036
58.com, Inc. - ADR (a)	300	15,747
Baidu, Inc. - ADR (a)	200	37,494
Bitauto Holdings Ltd. - ADR (a)	400	12,760
Changyou.com Ltd. - ADR (a)	900	17,964
ChinaCache International Holdings Ltd. - ADR (a)	2,161	16,229
Infosys Ltd. - ADR	1,200	21,792

	SHARES	FAIR VALUE
Software & Services - 0.7% (continued)
KongZhong Corp. - ADR (a)	2,100	$14,532
Leju Holdings Ltd. - ADR	105	756
NetEase, Inc. - ADR (b)	500	72,265
NQ Mobile, Inc. - ADR (a)(b)	5,600	21,616
Qihoo 360 Technology Co. Ltd. - ADR (a)(b)	500	28,545
Sky-mobi Ltd. - ADR (a)	3,600	9,972
SouFun Holdings Ltd. - ADR	3,300	23,331
Youku Tudou, Inc. - ADR (a)(b)	1,200	29,208
YY, Inc. - ADR (a)(b)	400	22,776

		363,023

Telecommunication Services - 0.0%
America Movil SAB de CV - ADR	900	16,029

TOTAL COMMON STOCKS (Cost $808,102)		785,350

PREFERRED STOCKS - 0.0%

Banks - 0.0%
Banco Bradesco SA - ADR	2,040	11,098
Itau Unibanco Holding SA - ADR	611	4,185

TOTAL PREFERRED STOCKS (Cost $28,442)		15,283

	PRINCIPAL AMOUNT	FAIR VALUE

SHORT TERM INVESTMENTS - 99.8%

U.S. Treasury Bills - 99.8%
0.028%, 11/05/2015 (c)(d)	$3,950,000	3,949,198
0.077%, 11/12/2015 (c)(d)	6,900,000	6,899,835
0.073%, 11/19/2015 (c)(d)	2,600,000	2,599,905
0.054%, 12/03/2015 (c)(d)	6,950,000	6,949,668
0.011%, 12/10/2015 (c)(d)	4,050,000	4,049,951
0.039%, 12/17/2015 (c)(d)	1,700,000	1,699,916
0.055%, 12/24/2015 (c)(d)	5,750,000	5,749,534
0.039%, 01/07/2016 (c)(d)	7,400,000	7,399,119
0.000%, 01/21/2016 (c)(d)	5,250,000	5,249,286
(0.005%), 02/04/2016 (c)(d)	1,800,000	1,799,563
0.000%, 02/11/2016 (c)(d)	3,950,000	3,949,988

TOTAL SHORT TERM INVESTMENTS (Cost $50,298,293)		50,295,963

TOTAL INVESTMENTS (Cost $51,134,837) - 101.3%		51,096,596

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%		(680,085)

TOTAL NET ASSETS - 100.0%		$50,416,511

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security may be subject to call options written.
(c)	All or a portion of this security is held as collateral for put options written.
(d)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	VALUE

CALL OPTIONS
Himax Technologies, Inc., Expires 11/06/2015, Strike Price $6.50	32	$240
NetEase, Inc., Expires 11/06/2015, Strike Price $150.00	1	75
NetEase, Inc., Expires 11/06/2015, Strike Price $155.00	1	17
NetEase, Inc., Expires 11/06/2015, Strike Price $160.00	1	10
NQ Mobile, Inc., Expires 11/06/2015, Strike Price $4.50	1	7
Qihoo 360 Technology Co. Ltd., Expires 11/06/2015, Strike Price $59.50	1	57
Vipshop Holdings Ltd., Expires 11/06/2015, Strike Price $22.50	1	7
Vipshop Holdings Ltd., Expires 11/06/2015, Strike Price $23.00	1	8
Youku Tudou, Inc., Expires 11/06/2015, Strike Price $27.50	1	8
Youku Tudou, Inc., Expires 11/06/2015, Strike Price $28.00	1	8
YY, Inc., Expires 11/06/2015, Strike Price $61.50	1	8

TOTAL CALL OPTIONS (Premiums Received $563)		445

PUT OPTIONS
iShares MSCI Brazil Capped ETF, Expires 11/06/2015, Strike Price $23.00	500	28,750
iShares MSCI Emerging Markets ETF, Expires 11/06/2015, Strike Price $34.50	4,588	112,406
iShares MSCI Emerging Markets ETF, Expires 11/06/2015, Strike Price $35.00	4,225	190,125
iShares MSCI Emerging Markets ETF, Expires 11/06/2015, Strike Price $36.00	690	82,455
iShares MSCI Emerging Markets ETF, Expires 11/13/2015, Strike Price $36.00	1,000	128,500
iShares MSCI Emerging Markets ETF, Expires 11/20/2015, Strike Price $35.50	1,637	168,611
iShares MSCI Mexico Capped ETF, Expires 11/06/2015, Strike Price $54.50	250	11,000
iShares MSCI South Korea Capped ETF, Expires 11/20/2015, Strike Price $54.00	150	14,025
iShares China Large-Cap ETF, Expires 11/06/2015, Strike Price $38.00	500	20,750
Market Vectors Russia ETF, Expires 11/06/2015, Strike Price $16.50	100	1,800

TOTAL PUT OPTIONS (Premiums Received $672,540)		758,422

TOTAL WRITTEN OPTIONS (Premiums Received $673,103)		$758,867

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.1%

Open-End Mutual Funds - 99.1%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	1,094,382	$9,663,390
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,964,223	19,504,736

TOTAL INVESTMENT COMPANIES (Cost $30,208,632)		29,168,126

SHORT-TERM INVESTMENTS - 1.0%

Money Market Funds - 1.0%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.12% (b)	59,189	59,189
First American Government Obligations Fund - Class Z - 0.01% (b)	59,189	59,189
First American Prime Obligations Fund - Class Z - 0.06% (b)	59,188	59,188
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.16% (b)	59,188	59,188
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (b)	59,188	59,188

TOTAL SHORT-TERM INVESTMENTS (Cost $295,942)		295,942

TOTAL INVESTMENTS (Cost $30,504,574) - 100.1%		29,464,068

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(33,934)

TOTAL NET ASSETS - 100.0%		$29,430,134

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 10.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 31, 2015

Schedule of Investments	as of October 31, 2015

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.4%

Open-End Mutual Funds - 99.4%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	894,277	$7,896,466
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,611,440	16,001,599
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	1,476,076	16,074,468
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	772,609	8,081,490

TOTAL INVESTMENT COMPANIES (Cost $47,717,925)		48,054,023

SHORT-TERM INVESTMENTS - 0.6%

Money Market Funds - 0.6%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.12% (b)	55,242	55,242
First American Government Obligations Fund - Class Z - 0.01% (b)	55,242	55,242
First American Prime Obligations Fund - Class Z - 0.06% (b)	55,242	55,242
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.16% (b)	55,242	55,242
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (b)	55,242	55,242

TOTAL SHORT-TERM INVESTMENTS (Cost $276,210)		276,210

TOTAL INVESTMENTS (Cost $47,994,135) - 99.9%		48,330,233

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		32,731

TOTAL NET ASSETS - 100.0%		$48,362,964

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 10.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 31, 2015

Statement of Assets and Liabilities	October 31, 2015

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$1,017,709,677	$492,758,730
Interest receivable	5,391,041	3,054,337
Dividends receivable	336,355	211,906
Receivable for fund shares sold	86,649	493,816
Receivable for investments sold	2,007,733	—
Foreign currencies, at value(2)	21,628	2
Collateral held at broker	2,127,726	198,691
Other assets	34,416	32,565
Total assets	1,027,715,225	496,750,047
LIABILITIES:
Payable for fund shares redeemed	213,142	246,556
Payable to Adviser	1,307,860	631,830
Payable for Chief Compliance Officer compensation	5,004	4,999
Payable to Custodian	1,336,371	10,533
Payable to Trustees	12,975	7,740
Variation margin on futures contracts	—	18,594
Accrued distribution fees	55,797	15,691
Other accrued expenses	241,662	152,386
Total liabilities	3,172,811	1,088,329
Total net assets	$1,024,542,414	$495,661,718

NET ASSETS CONSIST OF:
Capital stock	$1,000,011,195	$482,102,645
Accumulated net investment income (loss)	8,577,784	1,977,051
Accumulated net realized loss	(11,860,435)	(4,871,991)
Unrealized appreciation (depreciation) on:
Investments	28,957,279	16,465,649
Foreign currency translation	(1,418,144)	—
Futures contracts	274,735	(11,636)
Total net assets	$1,024,542,414	$495,661,718

Class I
Net assets	$813,988,670	$436,522,847
Shares outstanding	78,789,436	42,037,555
Class I net asset value, offering and redemption price per share	$10.33	$10.38
Class M
Net assets	$210,553,744	$59,138,871
Shares outstanding	20,383,881	5,695,629
Class M net asset value, offering and redemption price per share	$10.33	$10.38

(1) Cost of investments	$990,169,301	$476,293,081
(2) Cost of foreign currencies	21,760	2

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Statement of Assets and Liabilities	October 31, 2015

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$380,723,232	$131,407,923	$249,933
Affiliated issuers	—	—	198,383,192
Interest receivable	11	10	12
Dividends receivable	39,159	50	—
Receivable for investments sold	3,097,847	781,002	—
Cash	490	—	—
Other assets	22,577	19,872	23,242
Total assets	383,883,316	132,208,857	198,656,379
LIABILITIES:
Due to broker	372	—	—
Payable for fund shares redeemed	56,000	150,020	—
Options written, at fair value(2)	2,672,896	1,243,010	—
Payable for investment securities purchased	1,800,915	109,232	—
Payable to Adviser	395,125	123,238	—
Payable for Chief Compliance Officer compensation	5,016	5,001	1,251
Payable to Custodian	64,319	213,301	449
Payable to Trustees	4,051	1,362	—
Accrued distribution fees	24,025	4,327	14,932
Other accrued expenses	110,528	66,279	46,162
Total liabilities	5,133,247	1,915,770	62,794
Total net assets	$378,750,069	$130,293,087	$198,593,585

NET ASSETS CONSIST OF:
Capital stock	$352,950,502	$126,434,827	$184,910,412
Accumulated net investment income (loss)	(2,348,924)	(1,594,558)	799,094
Accumulated net realized gain	20,203,034	5,002,468	2,218,155
Unrealized appreciation (depreciation) on:
Investments	8,467,238	516,951	10,665,924
Options written	(521,781)	(66,601)	—
Total net assets	$378,750,069	$130,293,087	$198,593,585

Class I
Net assets	$285,402,854	$113,268,655	$145,606,051
Shares outstanding	26,211,959	10,823,869	13,619,938
Class I net asset value, offering and redemption price per share	$10.89	$10.46	$10.69
Class M
Net assets	$93,347,215	$17,024,432	$52,987,534
Shares outstanding	8,608,805	1,633,492	4,964,046
Class M net asset value, offering and redemption price per share	$10.84	$10.42	$10.67

(1) Cost of investments
Unaffiliated issuers	$372,255,993	$130,890,972	$249,933
Affiliated issuers (See Note 10)	—	—	187,717,268
(2) Premiums received	2,151,115	1,176,409	—

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Statement of Assets and Liabilities	October 31, 2015

	STONE RIDGE INTL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND	STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$111,415,371	$51,096,596	$295,942	$276,210
Affiliated issuers	—	—	29,168,126	48,054,023
Interest receivable	4,434	6	19	19
Investment receivable	62,821	—	—	—
Dividends receivable	638	798	—	—
Receivable from Adviser	—	—	4,055	17,468
Receivable for fund shares sold	8,000	5,000	—	35,000
Receivable for investments sold	—	709,908	—	—
Foreign currencies, at value(2)	3,035,255	—	—	—
Deferred offering expenses (See Note 6)	—	—	—	3,667
Other assets	15,018	13,526	12,458	24,049
Total assets	114,541,537	51,825,834	29,480,600	48,410,436
LIABILITIES:
Due to broker	—	580	—	—
Payable for fund shares redeemed	60,359	75,040	—	—
Options written, at fair value(3)	1,465,610	758,867	—	—
Payable for investment securities purchased	3,304	173,797	—	—
Payable for investment interest	16,000	—	—	—
Payable to Adviser	131,054	44,212	—	—
Payable for Chief Compliance Officer compensation	4,997	4,997	1,277	1,250
Payable to Custodian	1,249,118	284,338	—	110
Payable to Trustees	1,555	608	—	—
Accrued distribution fees	5,794	811	6,140	2,385
Other accrued expenses	72,728	66,073	43,049	43,727
Total liabilities	3,010,519	1,409,323	50,466	47,472
Total net assets	$111,531,018	$50,416,511	$29,430,134	$48,362,964

NET ASSETS CONSIST OF:
Capital stock	$110,550,176	$55,693,992	$30,370,898	$47,423,836
Accumulated net investment income (loss)	(664,737)	(698,117)	288,703	27,379
Accumulated net realized gain (loss)	1,495,753	(4,455,359)	(188,961)	575,651
Unrealized appreciation (depreciation) on:
Investments	(92,936)	(38,241)	(1,040,506)	336,098
Foreign currency translation	6,573	—	—	—
Options written	236,189	(85,764)	—	—
Total net assets	$111,531,018	$50,416,511	$29,430,134	$48,362,964

Class I
Net assets	$90,448,700	$47,337,972	$9,536,274	$38,898,899
Shares outstanding	9,107,360	5,360,877	1,002,521	3,864,207
Class I net asset value, offering and redemption price per share	$9.93	$8.83	$9.51	$10.07
Class M
Net assets	$21,082,318	$3,078,539	$19,893,860	$9,464,065
Shares outstanding	2,127,375	349,483	2,093,659	941,075
Class M net asset value, offering and redemption price per share	$9.91	$8.81	$9.50	$10.06

(1) Cost of investments
Unaffiliated issuers	$111,509,162	$51,134,837	$295,942	$276,210
Affiliated issuers (See Note 10)	—	—	30,208,632	47,717,925
(2) Cost of foreign currencies	3,027,826	—	—	—
(3) Premiums received	1,701,799	673,103	—	—

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Annual Report	October 31, 2015

Statement of Operations	For the Year Ended October 31, 2015

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Dividend income	$22,916,099	$9,913,020
Interest income	45,741,700	22,595,998
Total investment income	68,657,799	32,509,018
EXPENSES
Advisory fees (See Note 4)	14,577,033	6,564,522
Fund accounting and administration fees	552,321	271,221
Distribution (12b-1) fees — Class M Only	333,234	95,585
Legal fees	210,667	102,126
Transfer agency fees and expenses	158,988	130,272
Federal and state registration fees	109,271	74,442
Custody fees	90,189	44,413
Audit and tax related fees	70,995	70,989
Chief Compliance Officer fees	60,000	60,000
Trustees fees and expenses	57,510	27,437
Other expenses	109,995	51,002
Total expenses	16,330,203	7,492,009
Net investment income	52,327,596	25,017,009
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	272,487	261,927
Futures contracts	(776,382)	(261,139)
Foreign currency translation	(1,430,984)	(252,426)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,414,399)	(1,707,711)
Futures contracts	(23,596)	(11,636)
Foreign currency translation	(386,481)	113,408
Net realized and unrealized loss	(11,759,355)	(1,857,577)
Net increase in net assets resulting from operations	$40,568,241	$23,159,432

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Statement of Operations	For the Year Ended October 31, 2015

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
INVESTMENT INCOME:
Dividend income
Affiliated issuers	$—	$—	$2,330,171
Unaffiliated issuers	932,468	12,303	—
Interest income	47,808	18,847	88
Exchange rebates	—	39,995	—
Total investment income	980,276	71,145	2,330,259
EXPENSES
Advisory fees (See Note 4)	4,687,253	1,599,580	—
Custody fees	376,623	26,929	1,810
Fund accounting and administration fees	239,805	70,459	—
Distribution (12b-1) fees — Class M Only	145,322	22,903	109,261
Legal fees	104,171	39,662	62,481
Audit and tax related fees	70,739	70,739	40,898
Transfer agency fees and expenses	60,004	35,783	62,070
Chief Compliance Officer fees	58,018	60,000	14,958
Federal and state registration fees	42,495	47,139	46,726
Trustees fees and expenses	21,026	7,154	—
Other expenses	118,593	35,031	15,216
Total expenses before Adviser waiver	5,924,049	2,015,379	353,420
Expenses waived by Adviser (See Note 4)	—	(12,511)	—
Total net expenses	5,924,049	2,002,868	353,420
Net investment income (loss)	(4,943,773)	(1,931,723)	1,976,839
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 10)	—	—	508,702
Unaffiliated issuers	6,537,709	139,673	—
Capital gain distributions from affiliated mutual funds	—	—	2,060,696
Options written	26,051,616	7,901,098	—
Futures contracts	(297,392)	823,500	—
Net change in unrealized appreciation (depreciation) on:
Investments	(3,680,835)	(118,568)	6,994,086
Options written	(769,690)	(346,721)	—
Net realized and unrealized gain	27,841,408	8,398,982	9,563,484
Net increase in net assets resulting from operations	$22,897,635	$6,467,259	$11,540,323

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Statement of Operations	For the Year Ended October 31, 2015

	STONE RIDGE INTL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND	STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND(1)
INVESTMENT INCOME:
Dividend income
Affiliated issuers	$—	$—	$255,179	$339,444
Unaffiliated issuers	22,420	6,061	—	—
Interest income	40,891	8,028	118	131
Exchange rebates	—	69,400	—	—
Total investment income	63,311	83,489	255,297	339,575
EXPENSES
Advisory fees (See Note 4)	1,298,317	634,342	—	—
Audit and tax related fees	68,240	68,240	39,183	47,993
Chief Compliance Officer fees	60,000	60,000	15,023	15,000
Fund accounting and administration fees	56,770	28,603	—	—
Transfer agency fees and expenses	31,206	30,500	32,837	45,526
Distribution (12b-1) fees — Class M Only	30,337	5,599	29,388	10,838
Offering costs	26,763	13,778	16,778	95,739
Federal and state registration fees	26,524	24,150	21,141	12,624
Custody fees	25,648	176,743	—	267
Legal fees	25,410	5,428	1,840	34,172
Trustees fees and expenses	6,237	2,537	—	—
Other expenses	280,230	16,187	3,033	9,187
Total expenses before Adviser waiver	1,935,682	1,066,107	159,223	271,346
Expenses waived by Adviser (See Note 4)	—	(147,055)	(61,235)	(125,491)
Net expenses before Adviser recoupment	1,935,682	919,052	97,988	145,855
Expenses recouped by Adviser (See Note 4)	132,063	—	—	—
Total net expenses	2,067,745	919,052	97,988	145,855
Net investment income (loss)	(2,004,434)	(835,563)	157,309	193,720
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 10)	—	—	(170,292)	367,925
Unaffiliated issuers	(5,692)	50,317	—	—
Capital gain distributions from affiliated mutual funds	—	—	—	331,313
Options written	6,324,254	(4,465,014)	—	—
Futures contracts	(1,112,291)	(32,685)	—	—
Foreign currency translation	(116,275)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(88,471)	(69,592)	(422,795)	336,098
Options written	54,766	(107,558)	—	—
Foreign currency translation	39,991	—	—	—
Net realized and unrealized gain (loss)	5,096,282	(4,624,532)	(593,087)	1,035,336
Net increase (decrease) in net assets resulting from operations	$3,091,848	$(5,460,095)	$(435,778)	$1,229,056

(1)	Commenced operations on November 14, 2014.

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Annual Report	October 31, 2015

Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM FUND		STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	YEAR ENDED OCTOBER 31, 2015	YEAR ENDED OCTOBER 31, 2014	YEAR ENDED OCTOBER 31, 2015	YEAR ENDED OCTOBER 31, 2014
OPERATIONS:
Net investment income	$52,327,596	$35,100,703	$25,017,009	$16,191,161
Net realized gain (loss) on:
Investments	272,487	367,360	261,927	313,269
Futures contracts	(776,382)	818,062	(261,139)	–
Foreign currency translation	(1,430,984)	695,756	(252,426)	(3,072)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,414,399)	22,290,877	(1,707,711)	10,693,463
Futures contracts	(23,596)	298,331	(11,636)	–
Foreign currency translation	(386,481)	(2,297,038)	113,408	(122,381)
Net increase in assets resulting from operations	40,568,241	57,274,051	23,159,432	27,072,440

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	(43,173,165)	(23,278,934)	(23,349,688)	(12,305,748)
From net investment income — Class M	(16,543,977)	(9,043,254)	(5,697,882)	(3,640,672)
Total distributions	(59,717,142)	(32,322,188)	(29,047,570)	(15,946,420)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	382,402,376	225,172,509	212,475,030	120,920,539
Proceeds from shares sold — Class M	109,107,258	108,991,261	19,658,217	26,585,822
Proceeds from shares issued to holders in reinvestment of dividends — Class I	35,667,351	19,489,059	21,095,584	10,878,689
Proceeds from shares issued to holders in reinvestment of dividends — Class M	14,810,720	7,977,655	5,129,879	3,225,011
Cost of shares redeemed — Class I	(150,168,432)	(65,363,961)	(53,386,719)	(26,880,813)
Cost of shares redeemed — Class M	(137,386,976)	(42,810,060)	(35,931,782)	(20,574,341)
Net increase in net assets from capital share transactions	254,432,297	253,456,463	169,040,209	114,154,907
Total increase in net assets	235,283,396	278,408,326	163,152,071	125,280,927

NET ASSETS:
Beginning of year	789,259,018	510,850,692	332,509,647	207,228,720
End of year	$1,024,542,414	$789,259,018	$495,661,718	$332,509,647

Accumulated net investment income (loss)	$8,577,784	$7,560,626	$1,977,051	$2,327,720

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Statement of Changes in Net Assets

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
	YEAR ENDED OCTOBER 31, 2015	YEAR ENDED OCTOBER 31, 2014	YEAR ENDED OCTOBER 31, 2015	YEAR ENDED OCTOBER 31, 2014	YEAR ENDED OCTOBER 31, 2015	YEAR ENDED OCTOBER 31, 2014
OPERATIONS:
Net investment income (loss)	$(4,943,773)	$(5,423,163)	$(1,931,723)	$(1,987,774)	$1,976,839	$12,523,733
Net realized gain (loss) on:
Investments
Affiliated issuers	—	—	—	—	508,702	6,291,882
Unaffiliated issuers	6,537,709	4,303,089	139,673	(354,388)	—	—
Capital gain distributions from affiliated mutual funds	—	—	—	—	2,060,696	—
Options written	26,051,616	22,685,937	7,901,098	4,812,851	—	—
Futures contracts	(297,392)	363,505	823,500	(37,658)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(3,680,835)	8,826,453	(118,568)	438,929	6,994,086	(4,243,582)
Options written	(769,690)	(531,282)	(346,721)	197,554	—	—
Futures contracts	—	11,423	—	—	—	—
Net increase in assets resulting from operations	22,897,635	30,235,962	6,467,259	3,069,514	11,540,323	14,572,033

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	—	—	—	—	(1,377,018)	(7,772,921)
From net investment income — Class M	—	—	—	—	(885,252)	(4,747,401)
From net realized gain — Class I	(7,144,616)	(21,748,616)	(1,157,147)	(7,828,960)	(2,887,634)	(8,217)
From net realized gain — Class M	(2,794,610)	(8,055,151)	(137,010)	(993,911)	(2,667,930)	(5,130)
Return of Capital — Class I	—	—	—	(1,659,195)	—	—
Return of Capital — Class M	—	—	—	(196,529)	—	—
Total distributions	(9,939,226)	(29,803,767)	(1,294,157)	(10,678,595)	(7,817,834)	(12,533,669)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	90,216,108	72,520,471	48,902,979	39,550,232	70,532,694	19,468,561
Proceeds from shares sold — Class M	12,151,747	29,927,897	5,829,236	2,882,452	12,643,865	47,399,473
Proceeds from shares issued to holders in reinvestment of dividends — Class I	2,374,142	6,750,096	323,769	2,358,212	2,008,274	4,867,401
Proceeds from shares issued to holders in reinvestment of dividends — Class M	2,668,919	7,662,137	128,099	1,080,921	2,421,687	3,594,133
Cost of shares redeemed — Class I	(122,729,821)	(39,109,608)	(56,295,078)	(20,024,586)	(94,309,886)	(7,462,187)
Cost of shares redeemed — Class M	(37,738,874)	(21,598,196)	(3,411,519)	(2,420,470)	(71,115,462)	(23,529,499)
Net increase (decrease) in net assets from capital share transactions	(53,057,779)	56,152,797	(4,522,514)	23,426,761	(77,818,828)	44,337,882
Total increase (decrease) in net assets	(40,099,370)	56,584,992	650,588	15,817,680	(74,096,339)	46,376,246

NET ASSETS:
Beginning of year	418,849,439	362,264,447	129,642,499	113,824,819	272,689,924	226,313,678
End of year	$378,750,069	$418,849,439	$130,293,087	$129,642,499	$198,593,585	$272,689,924

Accumulated net investment income (loss)	$(2,348,924)	$(4,551,921)	$(1,594,558)	$(1,665,187)	$799,094	$1,194,193

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Statement of Changes in Net Assets

	STONE RIDGE INTL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND		STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND
	YEAR ENDED OCTOBER 31, 2015	PERIOD ENDED OCTOBER 31, 2014(1)	YEAR ENDED OCTOBER 31, 2015	PERIOD ENDED OCTOBER 31, 2014(1)
OPERATIONS:
Net investment loss	$(2,004,434)	$(944,383)	$(835,563)	$(397,406)
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(5,692)	(1,210)	50,317	28,870
Options written	6,324,254	868,652	(4,465,014)	1,325,599
Futures contracts	(1,112,291)	300,480	(32,685)	(23,462)
Foreign currency translation	(116,275)	(153,037)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(88,471)	(5,110)	(69,592)	31,351
Options written	54,766	180,103	(107,558)	21,794
Foreign currency translation	39,991	(31,452)	—	—
Net increase (decrease) in assets resulting from operations	3,091,848	214,043	(5,460,095)	986,746

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain — Class I	(673,304)	(1,120,031)	—	(1,210,686)
From net realized gain — Class M	(185,511)	(362,331)	—	(125,341)
Return of Capital — Class I	—	(932,228)	(414,733)	(34,134)
Return of Capital — Class M	—	(302,194)	(39,436)	(3,534)
Total distributions	(858,815)	(2,716,784)	(454,169)	(1,373,695)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	52,895,209	64,941,341	27,262,668	37,914,417
Proceeds from shares sold — Class M	3,258,887	19,994,231	1,860,730	3,740,227
Proceeds from shares issued to holders in reinvestment of dividends — Class I	558,904	2,047,435	355,515	1,240,584
Proceeds from shares issued to holders in reinvestment of dividends — Class M	179,324	639,185	31,514	96,881
Cost of shares redeemed — Class I(2)	(24,360,434)	(5,553,046)	(10,942,375)	(2,655,815)
Cost of shares redeemed — Class M(3)	(1,579,652)	(1,220,658)	(2,081,457)	(105,165)
Net increase in net assets from capital share transactions	30,952,238	80,848,488	16,486,595	40,231,129
Total increase in net assets	33,185,271	78,345,747	10,572,331	39,844,180

NET ASSETS:
Beginning of period	78,345,747	—	39,844,180	—
End of period	$111,531,018	$78,345,747	$50,416,511	$39,844,180

Accumulated net investment loss	$(664,737)	$(1,081,292)	$(698,117)	$(382,610)

(1)	Commenced operations on February 11, 2014.
(2)	Net of redemption fees of $—, $690, $—, and $465, respectively.
(3)	Net of redemption fees of $—, $512, $— and $—, respectively.

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Statement of Changes in Net Assets

	STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND		STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
	YEAR ENDED OCTOBER 31, 2015	PERIOD ENDED OCTOBER 31, 2014(1)	PERIOD ENDED OCTOBER 31, 2015(2)
OPERATIONS:
Net investment income	$157,309	$827,260	$193,720
Net realized gain (loss) on:
Investments
Affiliated issuers	(170,292)	161	367,925
Capital gain distributions from affiliated mutual funds	—	—	331,313
Net change in unrealized appreciation (depreciation) on:
Investments	(422,795)	(617,711)	336,098
Net increase (decrease) in assets resulting from operations	(435,778)	209,710	1,229,056

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	(33,564)	(136,822)	(296,465)
From net investment income — Class M	(99,039)	(454,460)	(19,134)
Return of Capital — Class I	(26,597)	(56,418)	—
Return of Capital — Class M	(78,378)	(185,845)	—
Total distributions	(237,578)	(833,545)	(315,599)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	6,065,395	6,641,729	72,770,132
Proceeds from shares sold — Class M	3,143,158	24,937,050	10,750,950
Proceeds from shares issued to holders in reinvestment of dividends — Class I	55,948	179,400	290,653
Proceeds from shares issued to holders in reinvestment of dividends — Class M	141,815	564,960	15,370
Cost of shares redeemed — Class I(3)	(2,407,219)	(696,525)	(35,019,649)
Cost of shares redeemed — Class M(4)	(2,400,366)	(5,498,020)	(1,357,949)
Net increase in net assets from capital share transactions	4,598,731	26,128,594	47,449,507
Total increase in net assets	3,925,375	25,504,759	48,362,964

NET ASSETS:
Beginning of period	25,504,759	—	—
End of period	$29,430,134	$25,504,759	$48,362,964

Accumulated net investment income (loss)	$288,703	$262,221	$27,379

(1)	Commenced operations on February 11, 2014.
(2)	Commenced operations on November 14, 2014.
(3)	Net of redemption fees of $—, $— and $11,206, respectively.
(4)	Net of redemption fees of $—, $1,074 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Annual Report	October 31, 2015

Statement of Cash Flows

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	FOR THE YEAR ENDED OCTOBER 31, 2015	FOR THE YEAR ENDED OCTOBER 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$40,568,241	$23,159,432
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized loss	10,800,333	1,643,410
Amortization and accretion of premium and discount	675,231	396,879
Changes in assets and liabilities:
Foreign currency	181,263	28,820
Variation margin on futures contracts	132,000	18,594
Receivable for investments sold	(2,007,733)	—
Collateral held at broker	(2,127,726)	(198,691)
Dividends and interest receivable	(1,413,935)	(1,048,457)
Other assets	(8,876)	(17,749)
Payable to Adviser	304,895	210,147
Payable to Trustees	2,197	3,340
Payable to Custodian	1,336,371	10,533
Accrued distribution fees	(56,169)	(16,663)
Accrued expenses and other liabilities	(72,506)	(33,444)
Purchases of investments	(384,944,331)	(214,549,302)
Proceeds from sale of investments	138,231,509	48,863,851
Net purchases and sales of short-term investments	4,449,770	2,169,029
Net cash used in operating activities	(193,949,466)	(139,360,271)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	491,490,397	231,707,011
Payment on shares redeemed	(288,446,610)	(89,524,633)
Cash distributions to shareholders	(9,239,071)	(2,822,107)
Net cash provided by financing activities	193,804,716	139,360,271
Net increase in cash	(144,750)	—
Cash, beginning of year	144,750	—
Cash, end of year	$—	$—

NON-CASH FINANCING ACTIVITIES
Reinvested distributions	$50,478,071	$26,225,463

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Annual Report	October 31, 2015

[Intentionally Left Blank]

Financial Highlights	October 31, 2015

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(2)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE REINSURANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2015	$10.69	0.55	(0.13)	0.42
Year Ended October 31, 2014	$10.36	0.53	0.31	0.84
Period Ended October 31, 2013(1)	$10.00	0.13	0.32	0.45
STONE RIDGE REINSURANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2015	$10.69	0.52	(0.11)	0.41
Year Ended October 31, 2014	$10.37	0.51	0.31	0.82
Period Ended October 31, 2013(1)	$10.00	0.12	0.33	0.45
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2015	$10.75	0.59	(0.08)	0.51
Year Ended October 31, 2014	$10.41	0.58	0.37	0.95
Period Ended October 31, 2013(1)	$10.00	0.20	0.35	0.55
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2015	$10.75	0.55	(0.06)	0.49
Year Ended October 31, 2014	$10.41	0.56	0.37	0.93
Period Ended October 31, 2013(1)	$10.00	0.18	0.36	0.54
(1)	The Fund commenced operations on February 1, 2013.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Total Return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).

The accompanying footnotes are an integral part of these financial statements.

Stone Ridge Funds	Annual Report	October 31, 2015

Financial Highlights	October 31, 2015

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(5)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.78)	—	(0.78)	$10.33	4.22%		$813,989	1.65%		N/A		5.46%		N/A		14.79%
(0.51)	—	(0.51)	$10.69	8.39%		$557,255	1.71%		1.72%		5.07%		5.06%		16.13%
(0.09)	—	(0.09)	$10.36	4.53	%(3)	$360,434	1.86	%(4)	1.87	%(4)	1.76	%(4)	1.75	%(4)	11.38	%(3)

(0.77)	—	(0.77)	$10.33	4.06%		$210,554	1.80%		N/A		5.13%		N/A		14.79%
(0.50)	—	(0.50)	$10.69	8.18%		$232,004	1.85%		1.86%		4.95%		4.94%		16.13%
(0.08)	—	(0.08)	$10.37	4.48	%(3)	$150,416	2.01	%(4)	2.02	%(4)	1.56	%(4)	1.55	%(4)	11.38	%(3)

(0.88)	—	(0.88)	$10.38	5.06%		$436,523	1.69%		N/A		5.76%		N/A		11.64%
(0.61)	—	(0.61)	$10.75	9.44%		$259,515	1.78%		1.80%		5.58%		5.56%		15.79%
(0.14)	—	(0.14)	$10.41	5.58	%(3)	$145,995	1.95	%(4)	1.94	%(4)	2.66	%(4)	2.67	%(4)	12.82	%(3)

(0.86)	—	(0.86)	$10.38	4.90%		$59,139	1.84%		N/A		5.46%		N/A		11.64%
(0.59)	—	(0.59)	$10.75	9.33%		$72,995	1.93%		1.95%		5.42%		5.40%		15.79%
(0.13)	—	(0.13)	$10.41	5.43	%(3)	$61,234	2.11	%(4)	2.10	%(4)	2.47	%(4)	2.48	%(4)	12.82	%(3)

The accompanying footnotes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Financial Highlights	October 31, 2015

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(3)	Net Realized and Unrealized Gains		Total from Investment Operations
STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2015	$10.50	(0.14)	0.79		0.65
Year Ended October 31, 2014	$10.48	(0.14)	0.94		0.80
Period Ended October 31, 2013(1)	$10.00	(0.07)	0.80		0.73
STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2015	$10.47	(0.15)	0.78		0.63
Year Ended October 31, 2014	$10.47	(0.15)	0.93		0.78
Period Ended October 31, 2013(1)	$10.00	(0.07)	0.79		0.72
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2015	$10.04	(0.15)	0.67		0.52
Year Ended October 31, 2014	$10.65	(0.16)	0.45		0.29
Period Ended October 31, 2013(1)	$10.00	(0.09)	0.99		0.90
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2015	$10.01	(0.17)	0.68		0.51
Year Ended October 31, 2014	$10.64	(0.17)	0.44		0.27
Period Ended October 31, 2013(1)	$10.00	(0.10)	0.99		0.89
STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Year Ended October 31, 2015	$10.50	0.10 (4)	0.48	(4)	0.58	(4)
Year Ended October 31, 2014	$10.40	0.51 (4)	0.10	(4)	0.61	(4)
Period Ended October 31, 2013(2)	$10.00	0.24 (4)	0.39	(4)	0.63	(4)
STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Year Ended October 31, 2015	$10.50	0.10 (4)	0.46	(4)	0.56	(4)
Year Ended October 31, 2014	$10.40	0.51 (4)	0.09	(4)	0.60	(4)
Period Ended October 31, 2013(2)	$10.00	0.24 (4)	0.39	(4)	0.63	(4)
(1)	The Fund commenced operations on May 1, 2013.
(2)	The Fund commenced operations on May 22, 2013.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Per share amounts only include income and expenses of the U.S. Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Not annualized.
(6)	Annualized.
(7)	Total Return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The accompanying footnotes are an integral part of these financial statements.

Stone Ridge Funds	Annual Report	October 31, 2015

Financial Highlights	October 31, 2015

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(7)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	(0.26)	—	(0.26)	$10.89	6.33%		$285,403	1.54%		N/A		(1.28%)		N/A		10.14%
—	(0.78)	—	(0.78)	$10.50	7.95%		$305,504	1.62%		1.64%		(1.27%)		(1.29%)		97.63%
—	(0.25)	—	(0.25)	$10.48	7.35	%(5)	$264,883	1.65	%(6)	1.59	%(6)	(1.42	%)(6)	(1.36	%)(6)	56.76	%(5)

—	(0.26)	—	(0.26)	$10.84	6.15%		$93,347	1.69%		N/A		(1.43%)		N/A		10.14%
—	(0.78)	—	(0.78)	$10.47	7.76%		$113,345	1.77%		1.79%		(1.42%)		(1.44%)		97.63%
—	(0.25)	—	(0.25)	$10.47	7.25	%(5)	$97,381	1.80	%(6)	1.74	%(6)	(1.57	%)(6)	(1.51	%)(6)	56.76	%(5)

—	(0.10)	—	(0.10)	$10.46	5.23%		$113,269	1.56%		1.55%		(1.50%)		(1.49%)		0.00%
—	(0.75)	(0.15)	(0.90)	$10.04	2.85%		$115,717	1.60%		1.62%		(1.54%)		(1.56%)		34.92%
—	(0.25)	—	(0.25)	$10.65	9.09	%(5)	$100,579	1.80	%(6)	1.75	%(6)	(1.76	%)(6)	(1.71	%)(6)	33.66	%(5)

—	(0.10)	—	(0.10)	$10.42	5.15%		$17,024	1.71%		1.70%		(1.65%)		(1.64%)		0.00%
—	(0.75)	(0.15)	(0.90)	$10.01	2.65%		$13,925	1.75%		1.77%		(1.69%)		(1.71%)		34.92%
—	(0.25)	—	(0.25)	$10.64	8.99	%(5)	$13,246	1.95	%(6)	1.90	%(6)	(1.91	%)(6)	(1.86	%)(6)	33.66	%(5)

(0.10)	(0.29)	—	(0.39)	$10.69	5.81%		$145,606	0.13%		N/A		0.98%		N/A		16.83%
(0.51)	—	—	(0.51)	$10.50	6.02%		$164,687	0.13%		N/A		4.91%		N/A		6.46%
(0.23)	—	—	(0.23)	$10.40	6.42	%(5)	$146,296	0.26	%(6)	N/A		5.29	%(6)	N/A		0.62	%(5)

(0.10)	(0.29)	—	(0.39)	$10.67	5.57%		$52,988	0.27%		N/A		1.02%		N/A		16.83%
(0.50)	—	—	(0.50)	$10.50	5.88%		$108,003	0.28%		N/A		4.82%		N/A		6.46%
(0.23)	—	—	(0.23)	$10.40	6.36	%(5)	$80,018	0.41	%(6)	N/A		5.37	%(6)	N/A		0.62	%(5)

The accompanying footnotes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Financial Highlights	October 31, 2015

	PER SHARE DATA:
	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(3)		Net Realized and Unrealized Gains (Losses)		Total from Investment Operations
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2015	$9.70	(0.19)		0.52		0.33
Period Ended October 31, 2014(1)	$10.00	(0.12)		0.17		0.05	(6)
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2015	$9.69	(0.20)		0.52		0.32
Period Ended October 31, 2014(1)	$10.00	(0.13)		0.17		0.04	(6)
STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2015	$9.95	(0.15)		(0.87)		(1.02)
Period Ended October 31, 2014(1)	$10.00	(0.11)		0.40		0.29	(6)
STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2015	$9.94	(0.16)		(0.87)		(1.03)
Period Ended October 31, 2014(1)	$10.00	(0.12)		0.41		0.29
STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Year Ended October 31, 2015	$9.76	0.05	(4)	(0.21	)(4)	(0.16	)(4)
Period Ended October 31, 2014(1)	$10.00	0.34	(4)	(0.24	)(4)	0.09	(4)
STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Year Ended October 31, 2015	$9.76	0.06	(4)	(0.23	)(4)	(0.17	)(4)(6)
Period Ended October 31, 2014(1)	$10.00	0.32	(4)	(0.24	)(4)	0.07	(4)(6)
STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Period Ended October 31, 2015(2)	$10.00	0.04	(5)	0.08	(5)	0.12	(5)(6)
STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Period Ended October 31, 2015(2)	$10.00	(0.01	)(5)	0.11	(5)	0.10	(5)
(1)	The Fund commenced operations on February 11, 2014.
(2)	The Fund commenced operations on November 14, 2014.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Per share amounts only include income and expenses of the International Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Per share amounts only include income and expenses of the Global Equity Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(6)	Includes redemption fees of less than $0.01 per share.
(7)	Not annualized.
(8)	Annualized.
(9)	Total Return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The accompanying footnotes are an integral part of these financial statements.

Stone Ridge Funds	Annual Report	October 31, 2015

Financial Highlights	October 31, 2015

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(9)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	(0.10)	—	(0.10)	$9.93	3.40%		$90,449	1.83%		1.96%		(1.77%)		(1.90%)		107.43%
—	(0.19)	(0.16)	(0.35)	$9.70	0.47	%(7)	$59,551	2.16	%(8)	1.75	%(8)	(2.12	%)(8)	(1.71	%)(8)	70.35	%(7)

—	(0.10)	—	(0.10)	$9.91	3.30%		$21,082	1.98%		2.11%		(1.92%)		(2.05%)		107.43%
—	(0.19)	(0.16)	(0.35)	$9.69	0.36	%(7)	$18,795	2.35	%(8)	1.90	%(8)	(2.31	%)(8)	(1.86	%)(8)	70.35	%(7)

—	—	(0.10)	(0.10)	$8.83	(10.37%)		$47,338	2.09%		1.80%		(1.92%)		(1.63%)		485.70%
—	(0.34)	(0.01)	(0.35)	$9.95	3.05	%(7)	$36,142	2.41	%(8)	1.80	%(8)	(2.07	%)(8)	(1.46	%)(8)	229.94	%(7)

—	—	(0.10)	(0.10)	$8.81	(10.48%)		$3,079	2.22%		1.95%		(2.07%)		(1.80%)		485.70%
—	(0.34)	(0.01)	(0.35)	$9.94	2.95	%(7)	$3,702	2.84	%(8)	1.95	%(8)	(2.50	%)(8)	(1.61	%)(8)	229.94	%(7)

(0.05)	—	(0.04)	(0.09)	$9.51	(1.63%)		$9,536	0.47%		0.25%		0.33%		0.55%		13.94%
(0.24)	—	(0.10)	(0.34)	$9.76	0.92	%(7)	$5,971	0.82	%(8)	0.25	%(8)	4.20	%(8)	4.77	%(8)	21.41	%(7)

(0.05)	—	(0.04)	(0.09)	$9.50	(1.77%)		$19,894	0.62%		0.40%		0.36%		0.58%		13.94%
(0.22)	—	(0.10)	(0.32)	$9.76	0.82	%(7)	$19,533	0.98	%(8)	0.40	%(8)	3.93	%(8)	4.51	%(8)	21.41	%(7)

(0.05)	—	—	(0.05)	$10.07	1.17	%(7)	$38,899	0.47	%(8)	0.25	%(8)	0.21	%(8)	0.43	%(8)	62.45	%(7)

(0.04)	—	—	(0.04)	$10.06	1.05	%(7)	$9,464	0.72	%(8)	0.40	%(8)	(0.42	%)(8)	(0.10	%)(8)	62.45	%(7)

The accompanying footnotes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of October 31, 2015, the Trust consisted of nine non-diversified series (the “Funds”): the Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Fund”), the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Fund”, together with the Reinsurance Fund the “Reinsurance Funds”), the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly, the Stone Ridge U.S. Variance Risk Premium Fund) (the “U.S. Large Cap VRP Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”, together with the U.S. Large Cap VRP Fund, the “U.S. VRP Funds”), the Stone Ridge U.S. Variance Risk Premium Master Fund (formerly the Stone Ridge U.S. Master Variance Risk Premium Fund) (the “U.S. VRP Master Fund”, together with the U.S. VRP Funds, the “U.S. VRP Portfolio of Funds”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “International Developed Markets VRP Fund”), the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets VRP Fund”, together with the International Developed Markets VRP Fund, the “International VRP Funds”), the Stone Ridge International Variance Risk Premium Master Fund (formerly the Stone Ridge International Master Variance Risk Premium Fund) (the “International VRP Master Fund”) and the Stone Ridge Global Equity Variance Risk Premium Master Fund (the “Global Equity VRP Master Fund”, together with the International VRP Funds and the “International VRP Master Fund”, the “International VRP Portfolio of Funds”). The name changes and corresponding changes in investment policy were effective February 28, 2015. The Reinsurance Funds commenced operations on February 1, 2013. The U.S. VRP Funds commenced operations on May 1, 2013. The U.S. VRP Master Fund commenced operations on May 22, 2013. The International Developed Markets VRP Fund, Emerging Markets VRP Fund and the International VRP Master Fund commenced operations on February 11, 2014. The Global Equity VRP Master Fund commenced operations on November 14, 2014. The Funds each offer two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and the Class M Shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The Reinsurance Funds, the U.S. VRP Funds, and the VRP Master Fund do not charge redemption fees. The International VRP Portfolio of Funds did charge redemption fees, but the redemption fees were discontinued effective February 28, 2015. There are an unlimited number of authorized shares.

The investment objective of the Reinsurance Funds is to seek a high level of total return consisting of income and capital appreciation. The Reinsurance Funds seek to achieve this objective by investing in event-linked bonds, Quota Share Notes (as defined herein) and, to a lesser extent, event-linked swaps, equity securities and derivatives of equity securities of companies in the reinsurance industry. The investment objective of the U.S. VRP Portfolio of Funds is long-term capital appreciation. The U.S. Large Cap VRP Fund seeks to achieve this investment objective by creating exposure to U.S. large-cap securities through writing (selling) call and put options on U.S. large-cap securities. The U.S. Small Cap VRP Fund seeks to achieve this investment objective by creating exposure to U.S. small-cap securities by writing (selling) call and put options on U.S. small cap securities. The U.S. VRP Master Fund seeks to achieve its investment objective by investing in the U.S. VRP Funds. The investment objective of the International VRP Portfolio of Funds is long-term appreciation. The International Developed Markets VRP Fund seeks to achieve this objective by writing (selling) call and put options related to developed markets securities. The Emerging Markets VRP Fund seeks to achieve this objective by writing (selling) call and put options related to emerging markets securities. The International VRP Master Fund seeks to achieve its investment objective by investing in the International VRP Funds. The Global Equity VRP Master Fund seeks to achieve its investment objective by investing in the International VRP Funds and the U.S. VRP Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

(a) Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Funds’ shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price provided by NASDAQ each business day. Exchange-

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Long-term debt securities issued with a maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Short-term debt securities issued with a maturity of less than 60 days, including U.S. Treasury securities, are valued at amortized cost, which approximates fair value.

Event-linked bonds (catastrophe bonds) are valued using average firm bids from at least two independent brokers or at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide two independent broker firm bids or a market maker firm bid for event-linked bonds the Adviser (as defined herein) will use an indicative price as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee (the “Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board of Trustees) determines that the indicative price or firm bid is reasonable. The Committee may use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Event-linked bonds are valued on a weekly basis and on the last business day of each month. The Adviser monitors event-linked bonds daily for significant events that could affect the value of these investments.

Participation notes and preference shares (“Quota Shares”) and private fund units are valued using at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide a market maker firm bid for Quota Shares, the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Committee determines that the indicative price or firm bid is reasonable. The committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Quota Shares and private fund units are valued on a weekly basis and on the last business day of each month. The Adviser monitors Quota Shares and private fund units daily for significant events that could affect the value of these investments.

If market values are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (“fair value pricing”). In these circumstances, the Funds determine fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Committee has the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board of Trustees. For purposes of determining fair value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Funds believe to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Domestic exchange-traded options are generally valued at the mean of their highest bid and lowest ask, taken across all exchanges where the options are traded. Over the counter domestic options not traded on an exchange are valued at the mean of the bid and asked quotations. Foreign options are valued at the settlement price on the exchange on which they are primarily traded.

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Funds’ NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Funds may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Funds’ NAV. Events affecting the value of such securities held by the Funds that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Funds’ calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Board of Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Funds may use fair valuation in accordance with the procedures approved by the Board of Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of October 31, 2015.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Reinsurance Fund
Assets
Event-Linked Bonds
China	$—	$—	$1,393,654	$1,393,654
Europe	—	8,008,932	—	8,008,932
Global	—	224,652,835	16,579,901	241,232,736
Japan	—	31,465,509	—	31,465,509
Mexico	—	8,109,121	—	8,109,121
Turkey	—	21,194,125	—	21,194,125
United States	—	517,349,951	4,337,771	521,687,722
Total Event-Linked Bonds	—	810,780,473	22,311,326	833,091,799
Participation Notes (Quota Shares) (1)	—	—	102,545,159	102,545,159
Preference Shares (Quota Shares) (1)	—	—	82,072,719	82,072,719

Total Assets	$—	$810,780,473	$206,929,204	$1,017,709,677
Other Financial Instruments*
Unrealized appreciation on futures	$287,534	$—	$—	$287,534
Unrealized depreciation on futures	(12,799)	—	—	(12,799)

Total	$274,735	$—	$—	$274,735

High Yield Fund
Assets
Event-Linked Bonds
China	$—	$—	$666,400	$666,400
Global	—	89,550,138	12,748,116	102,298,254
Mexico	—	5,954,179	—	5,954,179
United States	—	289,582,486	1,812,701	291,395,187
Total Event-Linked Bonds	—	385,086,803	15,227,217	400,314,020
Participation Notes (Quota Shares) (1)	—	—	43,703,346	43,703,346
Preference Shares (Quota Shares) (1)	—	—	48,114,789	48,114,789
Money Market Funds	626,575	—	—	626,575

Total Assets	$626,575	$385,086,803	$107,045,352	$492,758,730
Other Financial Instruments*
Unrealized depreciation on futures	$(11,636)	$—	$—	$(11,636)

Total	$(11,636)	$—	$—	$(11,636)

U.S. Large Cap VRP Fund
Assets
Common Stocks (1)	$47,852,048	$—	$—	$47,852,048
Contingent Value Rights (1)	—	—	5,744	5,744
Real Estate Investment Trusts (1)	1,026,079	—	—	1,026,079
Closed-End Mutual Funds (1)	10,232	—	—	10,232
Rights (1)	10	—	—	10
Money Market Funds	355,658	—	—	355,658
U.S. Treasury Bills	—	331,473,461	—	331,473,461

Total Assets	$49,244,027	$331,473,461	$5,744	$380,723,232
Liabilities
Written Options	$2,503,654	$169,242	$—	$2,672,896

Total Liabilities	$2,503,654	$169,242	$—	$2,672,896

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. Small Cap VRP Fund
Assets
Common Stocks (1)	$3,275,574	$—	$—	$3,275,574
Contingent Value Rights (1)	—	—	11,689	11,689
U.S. Treasury Bills	—	128,120,660	—	128,120,660

Total Assets	$3,275,574	$128,120,660	$11,689	$131,407,923
Liabilities
Written Options	$3,030	$1,239,980	$—	$1,243,010

Total Liabilities	$3,030	$1,239,980	$—	$1,243,010

U.S. VRP Master Fund (2)
Assets
Investment Companies—Open End	$198,383,192	$—	$—	$198,383,192
Money Market Funds	249,933			249,933

Total Assets	$198,633,125	$—	$—	$198,633,125

International Developed Markets VRP Fund
Assets
Common Stocks (1)	$886,557	$—	$—	$886,557
Money Market Funds	71,530,736	—		71,530,736
U.S. Treasury Bills	—	38,998,078	—	38,998,078

Total Assets	$72,417,293	$38,998,078	$—	$111,415,371
Liabilities
Written Options	$1,046,094	$419,516	$—	$1,465,610

Total Liabilities	$1,046,094	$419,516	$—	$1,465,610

Emerging Markets VRP Fund (2)
Assets
Common Stocks (1)	$785,350	$—	$—	$785,350
Preferred Stocks (1)	15,283	—	—	15,283
U.S. Treasury Bills	—	50,295,963	—	50,295,963

Total Assets	$800,633	$50,295,963	$—	$51,096,596
Liabilities
Written Options	$1,800	$757,067	$—	$758,867

Total Liabilities	$1,800	$757,067	$—	$758,867

International VRP Master Fund (2)
Assets
Investment Companies—Open End	$29,168,126	$—	$—	$29,168,126
Money Market Funds	295,942	—		295,942

Total Assets	$29,464,068	$—	$—	$29,464,068

Global Equity VRP Master Fund (2)
Assets
Investment Companies—Open End	$48,054,023	$—	$—	$48,054,023
Money Market Funds	276,210	—		276,210

Total Assets	$48,330,233	$—	$—	$48,330,233

*	Other financial instruments are derivative instruments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended October 31, 2015, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	REINSURANCE FUND			HIGH YIELD FUND
	EVENT- LINKED BONDS	PARTICIPATION NOTES (QUOTA SHARES)	PREFERENCE SHARES (QUOTA SHARES)	EVENT- LINKED BONDS	PARTICIPATION NOTES (QUOTA SHARES)	PREFERENCE SHARES (QUOTA SHARES)
Beginning Balance—November 1, 2014	$4,386,608	$97,064,639	$50,275,537	$1,716,468	$42,288,327	$24,526,978
Acquisition/Cover	18,471,709	68,498,677	32,582,749	14,077,680	24,245,502	23,844,042
Sell/Short	(748,946)	(59,508,639)	(4,616,574)	(676,730)	(21,228,968)	(2,872,191)
Realized gains	—	—	415,923	—	—	138,641
Realized losses	—	(195,704)	—	—	(78,008)	—
Change in unrealized appreciation (depreciation)	201,955	(3,313,814)	3,415,084	109,799	(1,523,507)	2,477,319
Transfers in/(out) of Level 3	—	—	—	—	—	—
Ending Balance—October 31, 2015	$22,311,326	$102,545,159	$82,072,719	$15,227,217	$43,703,346	$48,114,789

	U.S. LARGE CAP VRP FUND		U.S. SMALL CAP VRP FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND
	CONTINGENT VALUE RIGHTS		CONTINGENT VALUE RIGHTS	WRITTEN OPTIONS
Beginning Balance—November 1, 2014	$—		$11,689	$(110,752)
Acquisition/Cover	—	(1)	—	146,861
Sell/Short	—		—	—
Realized gains	—		—	140,029
Realized losses	—		—	—
Change in unrealized appreciation (depreciation)	5,744		—	(176,138)
Transfers in/(out) of Level 3	—		—	—
Ending Balance—October 31, 2015	$5,744		$11,689	$—

(1)	Level 3 securities were acquired in a rights issuance to holders of the companies’ common stock.

As of October 31, 2015, the change in unrealized appreciation (depreciation) on positions still held in the Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and International Developed Markets VRP Fund were $2,801,012, $1,946,376, $5,744, $0, and $0 respectively.

Unobservable inputs included original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of October 31, 2015.

Reinsurance Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/15	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event Linked Bonds	Financial Services	$ 1,705,603	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.1MM-$0.1MM $0.2MM-$0.2MM	$0.1MM $0.2MM

Participation Notes (Quota Shares)	Financial Services	$46,832,393	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.3MM-$3.8MM $0.7MM-$7.3MM	$2.5MM $4.9MM

Preference Shares (Quota Shares)	Financial Services	$49,527,868	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.0MM-$3.9MM $0.0MM-$5.5MM	$1.2MM $2.3MM

High Yield Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/15	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event Linked Bonds	Financial Services	$ 633,264	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.0MM-$0.0MM $0.1MM-$0.1MM	$0.0MM $0.1MM

Participation Notes (Quota Shares)	Financial Services	$26,583,286	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.1MM-$2.3MM $0.3MM-$4.5MM	$1.6MM $3.1MM

Preference Shares (Quota Shares)	Financial Services	$36,016,276	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.0MM-$2.4MM $0.0MM-$3.8MM	$1.2MM $2.1MM

The level 3 securities held in the Reinsurance Fund and the High Yield Fund not listed above were priced using an indicative bid and amount to $108,863,340 for the Reinsurance Fund and $43,812,526 for the High Yield Fund.

Derivative Transactions — The Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund engaged in derivatives and hedging activities during the period ended October 31, 2015. The use of derivatives included options and futures contracts. Further information regarding derivative activity for each Fund can be found in the Schedule of Investments.

Futures Contracts — The Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund may purchase and sell futures contracts. The Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund, and the International Developed Markets VRP Fund held futures contracts during the period ended October 31, 2015. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and Emerging Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. The Reinsurance Fund and High Yield Fund use futures contracts to hedge the interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

The average notional amount of futures contracts during the period ended October 31, 2015, were as follows:

	REINSURANCE FUND	HIGH YIELD FUND	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND
Total long futures contracts	$—	$—	$—	$—	$—
Total short futures contracts	$26,103,481	$8,358,010	$1,700,102	$—	$1,691,043

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund wrote call or put options during the period ended October 31, 2015. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund engaged in options during the period ended October 31, 2015. The average market values of written options for the period ended October 31, 2015, were as follows:

	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	EMERGING MARKETS VRP FUND
Written Options	$1,454,643	$810,275	$1,680,760	$576,003

Transactions in options written during the period ended October 31, 2015 were as follows:

	U.S. LARGE CAP VRP FUND		U.S. SMALL CAP VRP FUND
Call Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, beginning of period	2,909	$80,422	35	$4,023
Options written	118,041	3,793,688	1,827	353,483
Options terminated in closing transactions	(9,222)	(526,369)	(121)	(78,110)
Options exercised	(5,425)	(346,223)	(115)	(21,057)
Options expired	(105,232)	(2,955,240)	(1,596)	(253,241)

Outstanding, end of period	1,071	$46,278	30	$5,098

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

	INTERNATIONAL DEVELOPED MARKETS VRP FUND		EMERGING MARKETS VRP FUND
Call Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, beginning of period	15	$259	4	$40
Options written	2,247	48,517	4,311	68,703
Options terminated in closing transactions	(97)	(29,243)	(973)	(39,887)
Options exercised	(201)	(2,299)	(390)	(3,093)
Options expired	(1,960)	(17,206)	(2,910)	(25,200)

Outstanding, end of period	4	$28	42	$563

	U.S. LARGE CAP VRP FUND		U.S. SMALL CAP VRP FUND
Put Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, beginning of period	1,589	$1,870,244	1,040	$931,337
Options written	200,636	244,579,007	128,739	107,354,530
Options terminated in closing transactions	(167,088)	(208,961,115)	(107,348)	(93,480,132)
Options exercised	(4,439)	(5,188,330)	(7,169)	(5,984,573)
Options expired	(29,234)	(30,194,969)	(14,214)	(7,649,851)

Outstanding, end of period	1,464	$2,104,837	1,048	$1,171,311

	INTERNATIONAL DEVELOPED MARKETS VRP FUND		EMERGING MARKETS VRP FUND
Put Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, beginning of period	1,077	$880,460	9,023	$305,488
Options written	116,167	75,422,017	876,133	36,053,144
Options terminated in closing transactions	(83,282)	(59,100,703)	(702,235)	(30,075,215)
Options exercised	(11,245)	(7,016,573)	(955)	(29,030)
Options expired	(21,097)	(8,483,430)	(168,326)	(5,581,847)

Outstanding, end of period	1,620	$1,701,771	13,640	$672,540

Statement of Assets and Liabilities — Values of Derivatives at October 31, 2015

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Reinsurance Fund
	Net assets—Unrealized appreciation on futures*	$287,534	Net assets—Unrealized depreciation on futures*	$12,799

Total		$287,534		$12,799
High Yield Fund
	N/A	$—	Net assets—Unrealized depreciation on futures*	$11,636

Total		$—		$11,636
U.S. Large Cap VRP Fund
	N/A	$—	Options written, at Fair Value	$2,672,896

Total		$—		$2,672,896
U.S. Small Cap VRP Fund
	N/A	$—	Options written, at Fair Value	$1,243,010

Total		$—		$1,243,010

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
International Developed Markets VRP Fund
	N/A	$—	Options written, at Fair Value	$1,465,610

Total		$—		$1,465,610
Emerging Markets VRP Fund
	N/A	$—	Options written, at Fair Value	$758,867

Total		$—		$758,867

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2015.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FOREIGN EXCHANGE FUTURES CONTRACTS	EQUITY INDEX FUTURES CONTRACTS	U.S. TREASURY FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
Reinsurance Fund	$(951,531)	$408,923	$(233,774)	$—	$—	$(776,382)
High Yield Fund	(21,631)		(239,508)			(261,139)
U.S. Large Cap VRP Fund	—	(297,392)	—	—	26,051,616	25,754,224
U.S. Small Cap VRP Fund	—	823,500	—	—	7,901,098	8,724,598
International Developed Markets VRP Fund	—	(1,112,291)	—	—	6,324,254	5,211,963
Emerging Markets VRP Fund	—	(32,685)	—	56,767	(4,465,014)	(4,440,932)

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FOREIGN EXCHANGE FUTURES CONTRACTS	EQUITY INDEX FUTURES CONTRACTS	U.S. TREASURY FUTURES CONTRACTS	PURC HASED OPTIONS	WRITTEN OPTIONS	TOTAL
Reinsurance Fund	$287,534	$(298,331)	$(12,799)	$—	$—	$(23,596)
High Yield Fund	—	—	(11,636)	—	—	(11,636)
U.S. Large Cap VRP Fund	—	—	—	—	(769,690)	(769,690)
U.S. Small Cap VRP Fund	—	—	—	—	(346,721)	(346,721)
International Developed Markets VRP Fund	—	—	—	—	54,766	54,766
Emerging Markets VRP Fund	—	—	—	—	(107,558)	(107,558)

(b) Offsetting on the Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclosure both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

reverse repurchase agreements, and securities lending transactions. These agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Funds are not subject to any Master Netting Arrangements, therefore, no additional disclosure is required.

(c) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(e) Federal Income Taxes The Funds intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Funds may lose all or a portion of its principal and forgo additional interest payments. In this regard, event-linked bonds typically have a special condition that states that if the issuer (i.e., an insurance or reinsurance company) suffers a loss from a particular pre-defined catastrophe, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if a fund holds a bond which covers an insurer’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such insurer, then the fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond. The Funds may invest in event-linked bonds directly or indirectly through certain derivative instruments. Event-linked swaps are derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events include hurricanes, earthquakes, mortality/longevity, multiperil and other weather-related phenomena.

(g) Quota Shares Quota shares are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(h) Distributions to Shareholders The Funds intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(i) Foreign Securities and Currency Transactions The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains on currency translation and change in unrealized appreciation on foreign currency related items on the Funds’ statement of operations.

The Reinsurance Funds may invest in event-linked securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of event-linked security issuers are domiciled outside the United States, the Reinsurance Funds will normally invest significant amounts of their assets in non-U.S. entities. Certain SPVs in which the Funds invest may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Reinsurance Funds’ investments consist primarily of event-linked bonds which provide the Reinsurance Funds with contractual rights under the terms of the bond issuance. While the contractual rights of event-linked bonds issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Reinsurance Funds’ assets.

The International VRP Funds invest primarily in foreign issued securities. Investments in foreign (non-U.S.) issuers involve risks not generally associated with investment in the securities of the U.S. companies, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes. Investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of the U.S. issuers.

If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(j) Allocation of Income, Expenses, Gains/Losses Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

(k) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day.

(l) Restricted Securities The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

(m) REIT Distributions The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Funds have elected to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the period ended October 31, 2015, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
Reinsurance Fund	$8,406,704	$(8,406,704)	$—
High Yield Fund	3,679,892	(3,679,892)	—
U.S. Large Cap VRP Fund	7,146,770	(7,146,770)	—
U.S. Small Cap VRP Fund	2,002,353	(2,002,353)	—
U.S. VRP Master Fund	(109,668)	109,668	—
International Developed Markets VRP Fund	2,420,989	(2,420,989)	—
Emerging Markets VRP Fund	520,056	(2,957)	(517,099)
International VRP Master Fund	1,776	(1,776)	—
Global Equity VRP Master Fund	149,258	(123,587)	(25,671)

These differences primarily relate to foreign currency gains/losses, investments in passive foreign investment companies (“PFICs”), 1256 options contracts, and REIT adjustments and net operating losses.

As of October 31, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

	REINSURANCE FUND	HIGH YIELD FUND	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	U.S. VRP MASTER FUND	INTER NATIONAL DEVELOPED MARKETS VRP FUND	EMERGING MARKETS VRP FUND	INTER NATIONAL VRP MASTER FUND	GLOBAL EQUITY VRP MASTER FUND
Tax cost of Investments	$1,022,524,235	$494,586,210	$372,580,039	$130,891,033	$187,525,717	$111,532,807	$51,152,828	$30,365,581	$48,090,462
Unrealized Appreciation	31,845,049	17,707,376	12,308,627	1,024,674	11,481,798	36,834	87,727	447,987	1,088,009
Unrealized Depreciation	(36,659,607)	(19,534,856)	(4,165,434)	(507,785)	(374,390)	(154,270)	(143,959)	(1,349,500)	(848,238)
Net unrealized appreciation (depreciation)	(4,814,558)	(1,827,480)	8,143,193	516,889	11,107,408	(117,436)	(56,232)	(901,513)	239,771
Undistributed ordinary income	35,648,289	17,251,265	—	—	—	—	—	—	368,786
Undistributed long-term gains	—	—	20,542,299	5,009,074	2,575,765	1,803,609	—	—	330,571
Total distributable earnings	35,648,289	17,251,265	20,542,299	5,009,074	2,575,765	1,803,609	—	—	699,357
Other accumulated loss	(6,302,512)	(1,864,712)	(2,885,925)	(1,667,703)	—	(705,331)	(5,221,249)	(39,251)	—
Total accumulated earnings	$24,531,219	$13,559,073	$25,799,567	$3,858,260	$13,683,173	$980,842	$(5,277,481)	$(940,764)	$939,128

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to mark-to-market adjustments on PFICs, wash sales, and return of capital from underlying investments.

The tax character of distributions paid during the period ended October 31, 2015 was as follows:

	ORDINARY INCOME	LONG TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Fund	$59,717,142	$—	$—	$59,717,142
High Yield Fund	29,047,570	—	—	29,047,570
U.S. Large Cap VRP Fund	4,016,372	5,922,854	—	9,939,226
U.S. Small Cap VRP Fund	1,263,965	30,192	—	1,294,157
U.S. VRP Master Fund	1,958,774	5,859,060	—	7,817,834
International Developed Markets VRP Fund	858,815	—	—	858,815
Emerging Markets VRP Fund	—	—	454,169	454,169
International VRP Master Fund	129,251	3,352	104,975	237,578
Global Equity VRP Master Fund	315,599	—	—	315,599

The tax character of distributions paid during the period ended October 31, 2014 was as follows:

	ORDINARY INCOME	LONG TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Fund	$32,322,188	$—	$—	$32,322,188
High Yield Fund	15,946,420	—	—	15,946,420
U.S. Large Cap VRP Fund	11,465,960	18,337,807	—	29,803,767
U.S. Small Cap VRP Fund	1,248,628	7,574,243	1,855,724	10,678,595
U.S. VRP Master Fund	5,267,297	7,266,372	—	12,533,669
International Developed Markets VRP Fund	1,366,795	115,567	1,234,422	2,716,784
Emerging Markets VRP Fund	1,336,027	—	37,668	1,373,695
International VRP Master Fund	566,265	25,017	242,263	833,545

At October 31, 2015 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Reinsurance Fund	$(1,276,403)	$(10,309,297)	$(11,585,700)
High Yield Fund	(385,785)	(4,497,842)	(4,883,627)
U.S. Large Cap VRP Fund	—	—	—
U.S. Small Cap VRP Fund	—	—	—
U.S. VRP Master Fund	—	—	—
International Developed Markets VRP Fund	—	—	—
Emerging Markets VRP Fund	(4,421,345)	(16,023)	(4,437,368)
International VRP Master Fund	—	—	—
Global Equity VRP Master Fund	—	—	—

To the extent that the Funds listed above may realize future net capital gains, those gains will be offset by any of their unused respective capital loss carryforwards.

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

At October 31, 2015 certain Funds deferred, on a tax basis, ordinary late-year losses. These losses are deemed to arise on November 1, 2015.

Reinsurance Fund	$—
High Yield Fund	—
U.S. Large Cap VRP Fund	(2,348,924)
U.S. Small Cap VRP Fund	(1,594,557)
U.S. VRP Master Fund	—
International Developed Markets VRP Fund	(664,737)
Emerging Markets VRP Fund	(698,117)
International VRP Master Fund	(39,251)
Global Equity VRP Master Fund	—

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal period-end October 31, 2015, or for any other tax years which are open for exam. As of October 31, 2015 open tax years include the periods ended October 31, 2014 and 2015. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

4. Agreements

(a) Investment Advisory Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Funds. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds.

In return for providing management services to the Funds, each of the Reinsurance Funds pays the Adviser an annual fee of 1.50% of that Fund’s average daily net assets and each of the U.S. VRP Funds and International VRP Funds pays the Adviser an annual fee of 1.25% of that Fund’s average daily net assets. The U.S. VRP Master Fund, International VRP Master Fund and the Global Equity VRP Master Fund do not pay an advisory fee to the Adviser.

Through February 28, 2016 for the Reinsurance Funds, U.S. VRP Funds, and the International VRP Portfolio of Funds, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of certain funds or classes thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business) solely to the extent necessary to limit the Funds’ total annual fund operating expenses to 2.00% for Class I shares and 2.15% for Class M shares of each of the Reinsurance Funds, 1.75% for the Class I and 1.90% for the Class M shares of each of the U.S. VRP Funds and the International Developed Markets VRP Fund, 1.80% for the Class I and 1.95% for the Class M shares of the Emerging Markets VRP Fund, 0.25% for the Class I and 0.40% for the Class M shares of the International VRP Master Fund and 0.25% for the Class I shares and 0.40% for the Class M shares of the Global Equity VRP Master Fund. The Adviser shall be permitted to recover expenses attributable to a fund or a class thereof that the Adviser has borne in later periods to the extent that the expenses for a class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Funds are not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement. As of October 31, 2015, the Adviser has waived and recouped fees as follows:

Fund	REMAINING AMOUNT TO BE RECOUPED (EXPIRING OCTOBER 31, 2017)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING OCTOBER 31, 2018)
Reinsurance Fund	$—	$—
High Yield Fund	—	—
U.S. Large Cap VRP Fund	—	—
U.S. Small Cap VRP Fund	—	(12,511)
International Developed Markets VRP Fund	(95,078)	(126)
Emerging Markets VRP Fund	(171,182)	(147,055)
International VRP Master Fund	(104,477)	(61,235)
Global Equity VRP Master Fund	—	(125,491)

(b) Distributor Quasar Distributors, LLC (the “Distributor”) serves as the Funds’ distributor.

(c) Administrator, Custodian, and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

5. Distribution Plan

The Funds pay fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Class M shares (“distribution fees”) and/or in connection with personal services rendered to Class M shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. The maximum annual rate at which the distribution and/or servicing fees may be paid under the 12b-1 Plan is 0.15% of each Fund’s average daily net assets attributable to the Class M Shares. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

6. Offering Costs

Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These offering expenses were advanced by the Adviser, subject to potential recovery (see Note 4). The offering expenses incurred by the International Developed Markets VRP Fund, the Emerging Markets VRP Fund, the International VRP Master Fund and the Global Equity VRP Master Fund are $82,819, $47,985, $50,683 and $99,406, respectively.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

8. Investment Transactions

The aggregate purchase and sales of securities (excluding short-term securities) by the Funds for the periods ended October 31, 2015 were as follows:

	REINSURANCE FUND	HIGH YIELD FUND	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	U.S. VRP MASTER FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	EMERGING MARKETS VRP FUND	INTERNATIONAL VRP MASTER FUND	GLOBAL EQUITY VRP MASTER FUND
Purchases	$384,944,331	$214,549,302	$6,423,204	$—	$33,900,000	$1,066,894	$4,112,052	$8,055,179	$82,850,000
Sales	138,231,509	48,863,851	34,521,886	221	115,950,000	920,685	3,946,980	3,800,000	35,500,000
U.S. Government Security Purchases	—	—	—	—	—	—	—	—	—
U.S. Government Security Sales	—	—	—	—	—	—	—	—	—

9. Capital Share Transactions

REINSURANCE FUND - CLASS I	YEAR ENDED OCTOBER 31, 2015	YEAR ENDED OCTOBER 31, 2014
Shares sold	38,011,654	21,744,252
Shares issued to holders in reinvestment of dividends	3,544,319	1,887,253
Shares redeemed	(14,877,808)	(6,303,261)
Net increase in shares	26,678,165	17,328,244
Shares outstanding:
Beginning of year	52,111,271	34,783,027
End of year	78,789,436	52,111,271

REINSURANCE FUND - CLASS M
Shares sold	10,849,404	10,528,344
Shares issued to holders in reinvestment of dividends	1,473,234	771,930
Shares redeemed	(13,637,754)	(4,110,882)
Net increase (decrease) in shares	(1,315,116)	7,189,392
Shares outstanding:
Beginning of year	21,698,997	14,509,605
End of year	20,383,881	21,698,997

HIGH YIELD FUND - CLASS I
Shares sold	21,055,054	11,644,614
Shares issued to holders in reinvestment of dividends	2,087,474	1,051,284
Shares redeemed	(5,247,057)	(2,583,071)
Net increase in shares	17,895,471	10,112,827
Shares outstanding:
Beginning of year	24,142,084	14,029,257
End of year	42,037,555	24,142,084

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

HIGH YIELD FUND - CLASS M	YEAR ENDED OCTOBER 31, 2015	YEAR ENDED OCTOBER 31, 2014
Shares sold	1,947,035	2,565,412
Shares issued to holders in reinvestment of dividends	508,817	311,953
Shares redeemed	(3,551,850)	(1,968,019)
Net increase (decrease) in shares	(1,095,998)	909,346
Shares outstanding:
Beginning of year	6,791,627	5,882,281
End of year	5,695,629	6,791,627

U.S. LARGE CAP VRP FUND - CLASS I
Shares sold	8,498,041	6,915,733
Shares issued to holders in reinvestment of dividends	230,243	646,642
Shares redeemed	(11,623,906)	(3,730,450)
Net increase (decrease) in shares	(2,895,622)	3,831,925
Shares outstanding:
Beginning of year	29,107,581	25,275,656
End of year	26,211,959	29,107,581

U.S. LARGE CAP VRP FUND - CLASS M
Shares sold	1,146,747	2,849,250
Shares issued to holders in reinvestment of dividends	259,516	735,260
Shares redeemed	(3,625,240)	(2,058,210)
Net increase (decrease) in shares	(2,218,977)	1,526,300
Shares outstanding:
Beginning of year	10,827,782	9,301,482
End of year	8,608,805	10,827,782

U.S. SMALL CAP VRP FUND - CLASS I
Shares sold	4,798,685	3,834,238
Shares issued to holders in reinvestment of dividends	32,482	230,064
Shares redeemed	(5,536,922)	(1,977,591)
Net increase (decrease) in shares	(705,755)	2,086,711
Shares outstanding:
Beginning of year	11,529,624	9,442,913
End of year	10,823,869	11,529,624

U.S. SMALL CAP VRP FUND - CLASS M
Shares sold	562,120	282,224
Shares issued to holders in reinvestment of dividends	12,874	105,624
Shares redeemed	(332,477)	(241,566)
Net increase in shares	242,517	146,282
Shares outstanding:
Beginning of year	1,390,975	1,244,693
End of year	1,633,492	1,390,975

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

U.S. VRP MASTER FUND - CLASS I	YEAR ENDED OCTOBER 31, 2015	YEAR ENDED OCTOBER 31, 2014
Shares sold	6,710,245	1,858,331
Shares issued to holders in reinvestment of dividends	196,515	463,914
Shares redeemed	(8,971,583)	(708,181)
Net increase (decrease) in shares	(2,064,823)	1,614,064
Shares outstanding:
Beginning of year	15,684,761	14,070,697
End of year	13,619,938	15,684,761

U.S. VRP MASTER FUND - CLASS M
Shares sold	1,202,672	4,493,706
Shares issued to holders in reinvestment of dividends	238,071	342,740
Shares redeemed	(6,766,022)	(2,244,556)
Net increase (decrease) in shares	(5,325,279)	2,591,890
Shares outstanding:
Beginning of year	10,289,325	7,697,435
End of year	4,964,046	10,289,325

INTERNATIONAL DEVELOPED MARKETS VRP FUND - CLASS I(1)		PERIOD ENDED OCTOBER 31, 2014
Shares sold	5,358,629	6,492,042
Shares issued to holders in reinvestment of dividends	58,485	204,689
Shares redeemed	(2,448,123)	(558,362)
Net increase in shares	2,968,991	6,138,369
Shares outstanding:
Beginning of period	6,138,369	—
End of period	9,107,360	6,138,369

INTERNATIONAL DEVELOPED MARKETS VRP FUND - CLASS M(1)
Shares sold	330,924	1,997,111
Shares issued to holders in reinvestment of dividends	18,787	63,894
Shares redeemed	(161,065)	(122,276)
Net increase in shares	188,646	1,938,729
Shares outstanding:
Beginning of period	1,938,729	—
End of period	2,127,375	1,938,729

EMERGING MARKETS VRP FUND - CLASS I(1)
Shares sold	2,884,018	3,774,642
Shares issued to holders in reinvestment of dividends	36,793	121,962
Shares redeemed	(1,193,694)	(262,844)
Net increase in shares	1,727,117	3,633,760
Shares outstanding:
Beginning of period	3,633,760	—
End of period	5,360,877	3,633,760

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

EMERGING MARKETS VRP FUND - CLASS M(1)	YEAR ENDED OCTOBER 31, 2015	PERIOD ENDED OCTOBER 31, 2014
Shares sold	192,090	373,527
Shares issued to holders in reinvestment of dividends	3,275	9,527
Shares redeemed	(218,445)	(10,491)
Net increase (decrease) in shares	(23,080)	372,563
Shares outstanding:
Beginning of period	372,563	—
End of period	349,483	372,563

INTERNATIONAL VRP MASTER FUND - CLASS I(1)
Shares sold	635,342	663,588
Shares issued to holders in reinvestment of dividends	5,818	17,910
Shares redeemed	(250,171)	(69,966)
Net increase in shares	390,989	611,532
Shares outstanding:
Beginning of period	611,532	—
End of period	1,002,521	611,532

INTERNATIONAL VRP MASTER FUND - CLASS M(1)
Shares sold	326,637	2,492,635
Shares issued to holders in reinvestment of dividends	14,737	56,391
Shares redeemed	(248,131)	(548,610)
Net increase in shares	93,243	2,000,416
Shares outstanding:
Beginning of period	2,000,416	—
End of period	2,093,659	2,000,416

GLOBAL EQUITY VRP MASTER FUND - CLASS I(2)	PERIOD ENDED OCTOBER 31, 2015
Shares sold	7,268,519
Shares issued to holders in reinvestment of dividends	29,508
Shares redeemed	(3,433,820)
Net increase in shares	3,864,207
Shares outstanding:
Beginning of period	—
End of period	3,864,207

GLOBAL EQUITY VRP MASTER FUND - CLASS M(2)
Shares sold	1,075,302
Shares issued to holders in reinvestment of dividends	1,560
Shares redeemed	(135,787)
Net increase in shares	941,075
Shares outstanding:
Beginning of period	—
End of period	941,075

(1)	Commenced operations on February 11, 2014.
(2)	Commenced operations on November 14, 2014.

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

10. Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period ended October 31, 2015. As defined in Section (2)(a)(3) of the 1940 Act such issuers are:

	U.S. VRP Master Fund				International VRP Master Fund
	U.S. Large Cap VRP Fund—Class I		U.S. Small Cap VRP Fund—Class I	Total	International Developed Markets VRP Fund—Class I	Stone Ridge Emerging Markets VRP Fund—Class I	Total
November 1, 2014 Balance
Shares	17,325,291		9,065,224		1,754,434	853,068
Cost	$176,787,239		$92,471,327	$269,258,566	$17,562,517	$8,561,229	$26,123,746
Additions
Shares	2,072,128		1,144,300		506,861	336,061
Cost	$22,000,000		$11,900,000		$4,970,041	$3,085,138
Reductions
Shares	7,265,636		3,874,144		297,072	94,747
Cost	$75,491,346		$39,949,952		$2,997,887	$972,406
October 31, 2015 Balance
Shares	12,131,783		6,335,380		1,964,223	1,094,382
Cost	$123,295,893		$64,421,375	$187,717,268	$19,534,671	$10,673,961	$30,208,632
Value	$132,115,117		$66,268,075	$198,383,192	$19,504,736	$9,663,390	$29,168,126
Dividend Income	$1,554,832		$775,339	$2,330,171	$170,042	$85,137	$255,179
Realized Gain/(Loss)	$3,219,350	(1)	$(649,952)	$2,569,398	$(47,886)	$(122,406)	$(170,292)

	Global Equity VRP Master Fund
	U.S. Large Cap VRP Fund—Class I		U.S. Small Cap VRP Fund—Class I	International Developed Markets VRP Fund—Class I	Stone Ridge Emerging Markets VRP Fund—Class I	Total
November 14, 2014 Balance(2)
Shares	—		—	—	—
Cost	$—		$—	$—	$—	$—
Additions
Shares	2,548,962		1,340,645	2,775,893	1,538,002
Cost	$26,950,000		$13,550,000	$27,150,000	$14,950,000
Reductions
Shares	1,072,886		568,036	1,164,453	643,725
Cost	$11,370,345		$5,750,858	$11,407,303	$6,353,569
October 31, 2015 Balance
Shares	1,476,076		772,609	1,611,440	894,277
Cost	$15,579,655		$7,799,142	$15,742,697	$8,596,431	$47,717,925
Value	$16,074,468		$8,081,490	$16,001,599	$7,896,466	$48,054,023
Dividend Income	$112,537		$56,478	$112,692	$57,737	$339,444
Realized Gain/(Loss)	$360,968	(3)	$199,141	$392,696	$(253,567)	$699,238

(1)	Includes $2,060,696 of long-term capital gain distributions.
(2)	Commencement of operations for the Global Equity VRP Master Fund.
(3)	Includes $331,313 of long-term capital gain distributions.

11. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At October 31, 2015, U.S. VRP Master Fund held, for the benefit of its shareholders, 35% of the U.S. Large Cap VRP Fund and 51% of the U.S. Small Cap VRP Fund. The International VRP Master Fund held, for the benefit of its shareholders, 17% of the International Developed Markets VRP Fund and 19% of the Emerging Markets VRP Fund. The Global Equity VRP Master Fund held, for the benefit of its shareholders, 4% of the U.S. Large Cap VRP Fund, 6% of the U.S. Small Cap VRP Fund, 14% of the International Developed Markets VRP Fund and 16% of the Emerging Markets VRP Fund.

Stone Ridge Funds	Annual Report	October 31, 2015

Notes to Financial Statements	October 31, 2015

12. Subsequent Events Evaluation

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Annual Report	October 31, 2015

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Stone Ridge Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Stone Ridge Reinsurance Risk Premium Fund, Stone Ridge High Yield Reinsurance Risk Premium Fund, Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund, Stone Ridge U.S. Variance Risk Premium Master Fund, Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund, Stone Ridge International Variance Risk Premium Master Fund, and Stone Ridge Global Equity Variance Risk Premium Master Fund (nine of the portfolios constituting Stone Ridge Trust) (collectively the Funds) as of October 31, 2015, and the related statements of operations for the Funds, statements of cash flows for the Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund, statements of changes in net assets, and the financial highlights for the Funds for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Stone Ridge Trust at October 31, 2015, the results of their operations, cash flows, changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, NY

December 30, 2015

Expense Examples (Unaudited)

As a shareholder of the Stone Ridge Funds ( each a “Fund”, together the “Funds”), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period from May 1, 2015 through October 31, 2015.

Actual Expenses

The first line of each of the tables below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$1,034.60	$8.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.89	$8.39

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$1,033.80	$9.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.18	$9.10

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2015

Expense Examples (Unaudited)

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$1,040.20	$8.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.74	$8.54

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.68%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$1,039.40	$9.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.98	$9.30

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.83%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Large Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$1,027.40	$7.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.49	$7.78

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.53%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Large Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$1,026.50	$8.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.74	$8.54

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.68%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2015

Expense Examples (Unaudited)

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$1,016.50	$7.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.39	$7.88

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$1,015.60	$8.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.59	$8.69

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.71%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$1,023.90	$0.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.50	$0.71

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$1,022.00	$1.43
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.79	$1.43

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2015

Expense Examples (Unaudited)

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$983.20	$10.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.42	$10.87

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.14%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$983.10	$11.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.66	$11.62

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.29%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Emerging Markets Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$915.00	$8.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.13	$9.15

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Emerging Markets Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$913.90	$9.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.38	$9.91

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2015

Expense Examples (Unaudited)

Stone Ridge International Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$958.70	$1.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.95	$1.28

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge International Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$957.70	$1.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.19	$2.04

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Global Equity Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$991.10	$1.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.95	$1.28

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Global Equity Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2015	ENDING ACCOUNT VALUE OCTOBER 31, 2015	EXPENSES PAID DURING PERIOD* MAY 1, 2015 – OCTOBER 31, 2015
Actual	$1,000.00	$990.20	$2.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.19	$2.04

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2015

Additional Information (Unaudited)

1. Board Approval of the Continuation of Certain Investment Management Agreements

Throughout the year, the Board of Trustees (the “Board”) of Stone Ridge Trust (the “Trust”), including the members of the Board who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considers matters bearing on the investment management agreements between Stone Ridge Asset Management LLC (the “Adviser”) and the Trust, on behalf of each series of the Trust. On an annual basis, the Board, including the Independent Trustees, holds an in-person meeting to determine whether to approve the continuation, ordinarily for an additional one-year period, of any investment management agreements that are proposed to be renewed.

At an in-person meeting held on October 22, 2015, the Board, including a majority of the Independent Trustees, considered and approved the continuation for a one-year period of each of the investment management agreements (the “Existing Agreements”) between the Adviser and the Trust on behalf of Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Risk Premium Fund”) and Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Risk Premium Fund” and, together with the Reinsurance Risk Premium Fund the “Reinsurance Funds”), Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”), Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap VRP Fund”), and Stone Ridge U.S. Variance Risk Premium Master Fund (the “U.S. VRP Master Fund” and, collectively with the U.S. Small Cap VRP Fund and the U.S. Large Cap VRP Fund, the “U.S. VRP Funds”), Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund, Stone Ridge International Variance Risk Premium Master Fund, and Stone Ridge Global Equity Variance Risk Premium Master Fund (together, the “International VRP Funds”). In evaluating each Existing Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Existing Agreements. In addition, as part of this process, the Independent Trustees had the opportunity to meet in executive session with legal counsel to the Trust without representatives of the Adviser present. The Board noted that the U.S. VRP Master Fund pursues its investment objective and principal investment strategies by investing in a combination of the U.S. Large Cap VRP Fund and the U.S. Small Cap VRP Fund (the “Underlying U.S. VRP Funds”), the International Variance Risk Premium Master Fund (the “International VRP Master Fund”) pursues its investment objective and principal investment strategies by investing in a combination of the Stone Ridge International Developed Markets Variance Risk Premium Fund and the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Underlying International VRP Funds”), and the Global Equity Variance Risk Premium Master Fund (the “Global Equity VRP Master Fund”) pursues its investment objective and principal investment strategies by investing in a combination of the Underlying U.S. VRP Funds and the Underlying International VRP Funds (the Underlying International VRP Funds together with the Underlying U.S. VRP Funds, the “Underlying Funds”). As a result, some of the information the Board took into consideration as part of its review of the Existing Agreements for the U.S. VRP Master Fund, the International VRP Master Fund and the Global Equity VRP Master Fund (collectively, the “VRP Master Funds”) related to the Underlying Funds.

The Board’s consideration of each Existing Agreement included but was not limited to: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance of the Funds and the Adviser; (3) the cost of the services provided and the profits and other benefits realized by the Adviser from its relationship with each Fund; and (4) the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect such economies of scale for the benefit of shareholders of the Funds. In determining whether to approve the continuation of the Existing Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the investment management services provided by the Adviser, including the management of each Fund’s portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; the unique nature of the Funds’ investment programs in the registered fund space; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, technology, and personnel needed to implement each Fund’s investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities. For each of the U.S. VRP Master Fund, the International VRP Master Fund and the Global Equity VRP Master Fund, the Board considered the Adviser’s responsibilities in selecting and weighting such Funds’

Stone Ridge Funds	Annual Report	October 31, 2015

Additional Information (Unaudited)

investments in the appropriate Underlying Funds and the ongoing monitoring of such selection. The Board also considered other services provided by the Adviser, including proxy voting (to the extent applicable), monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Funds. In addition, the Board considered the qualifications and professional backgrounds of the Adviser’s personnel who provide significant advisory or other services to each Fund under the applicable Existing Agreement and analyzed the Adviser’s ongoing ability to service the Funds through such personnel. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the continuation of the Existing Agreements.

In considering the investment performance of the Funds and the Adviser, the Board reviewed information provided by the Adviser relating to each Fund’s performance (net of fees) together with the performance of each Fund’s corresponding index or indexes (where applicable) and took into account the Adviser’s statements regarding differences between the Reinsurance Funds’ performance and the performance of the corresponding index or indexes. The Board also reviewed similar performance information for other comparable registered investment funds managed by the Adviser, where applicable, as well as performance information for funds within Morningstar categories that include multialternative and managed futures (for the U.S. VRP Funds), multialternative, long/short equity and market neutral funds (for the International VRP Funds) and non-traditional bond funds (for the Reinsurance Funds) determined to be most similar to the Funds by the Adviser (the “peer groups”). The Board considered the Adviser’s explanation that there are very few, if any, funds that follow investment strategies similar to those of the Funds due to the unique nature of the Funds’ investment strategies among registered funds, thus making it difficult to identify appropriate peer groups for the Funds and that the peer groups identified were based on an assessment of how the Adviser believed Morningstar would likely categorize the Funds. The Board, including the Independent Trustees, concluded that each Fund’s performance and/or other relevant factors supported the renewal of the Existing Agreement relating to that Fund.

In considering the cost of services provided and the benefits realized by the Adviser from its relationship with each Fund, the Board analyzed the fees paid under each Existing Agreement, the expense ratio for each Fund and any contractual expense limitation undertaken by the Adviser. The Board took into consideration that the VRP Master Funds are not charged an advisory fee under the applicable Existing Agreements. The Board noted that, because each of the VRP Master Funds invests in the applicable Underlying Funds, each of which pays the Adviser a management fee, the Adviser receives additional fees from the Underlying Funds as a result of each VRP Master Fund’s investments in the applicable Underlying Funds. In considering the appropriateness of the advisory fees, expense ratios and expense limitations applicable to the Funds, the Board also compared this data against the corresponding information for the funds in the peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser derives from the Existing Agreements. The Board also noted that the Adviser may receive reputational benefits from its relationships with the Funds. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements applicable to each of the Funds pursuant to the Existing Agreements were fair and reasonable and that the costs of the services the Adviser provided and the related benefits to the Adviser in respect of its relationships with the Funds supported the continuation of the Existing Agreements.

Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the Funds grow and whether the Funds’ fee levels reflect such economies of scale, such as through breakpoints in their investment advisory fees or through expense waiver or limitation arrangements. The Board noted the Adviser’s views regarding its ability to achieve economies of scale in respect of the different asset classes represented by the Funds’ investment programs. In addition, the Trustees noted that each of the Funds other than the U.S. VRP Master Fund was subject to a contractual expense limitation agreement. The Board noted that the Adviser generally sets the expense limitations for the Funds, if any, at levels that it believes reflect market levels for the services provided to, and expenses borne by, the Funds. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale currently are shared with the Funds supported the continuation of the Existing Agreements.

Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the continuation of each of the Existing Agreements was in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that each of the Existing Agreements should be continued for a one-year period.

Stone Ridge Funds	Annual Report	October 31, 2015

Additional Information (Unaudited)

2. Disclosure Regarding Fund Trustees and Officers

Independent Trustees(1)
NAME (YEAR OF BIRTH) AND ADDRESS(5)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(3)	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Jeffery Ekberg (1965)	Trustee	since 2012	Principal, TPG Capital, L.P., until 2011; Chief Financial Officer, Newbridge Capital, LLC , until 2011	11	TPG Capital, LLC and affiliates (sponsored investment funds), until 2011.

Daniel Charney (1970)	Trustee	since 2012	Cowen Group, since 2012; Jefferies & Co., until 2011	11	None.

Interested Trustee
NAME (YEAR OF BIRTH) AND ADDRESS(5)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(3)	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS

Ross Stevens(4) (1969)	Trustee, Chairman	since 2012	Founder of Stone Ridge Asset Management LLC (“Adviser”), Chief Executive Officer and President of the Adviser, since 2012, Magnetar Capital (Investment Committee and Co-Head of Portfolio Managers Committee), until 2012	11	None.

(1)	Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
(2)	Each Trustee serves until resignation or removal from the Board of Trustees.
(3)	Fund complex includes Stone Ridge Trust II and Stone Ridge Trust III, other investment companies managed by the Adviser.
(4)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with Stone Ridge Asset Management LLC.
(5)	Each Trustee’s mailing address is c/o Stone Ridge Asset Management LLC, 510 Madison Avenue, 21st Floor, New York, NY 10022.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available free of charge upon request by call the Funds toll free at 1.855.609.3680

Stone Ridge Funds	Annual Report	October 31, 2015

Additional Information (Unaudited)

Officers
NAME (YEAR OF BIRTH) AND ADDRESS(1)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Ross Stevens (1969)	President and Chief Executive Officer	since 2012	Founder of Stone Ridge Asset Management LLC (“Adviser”), Chief Executive Officer and President of the Adviser, since 2012; prior to that Magnetar Capital (Investment Committee and Co-Head of Portfolio Managers Committee).
Jane Korach (1974)	Chief Compliance Officer and Secretary	since 2012	General Counsel of the Adviser, since 2012; prior to that General Counsel and CCO at Owl Creek Asset Management
Patrick Kelly (1978)	Treasurer and Principal Financial Officer	since 2012	Chief Operating Officer of the Adviser, since 2012; prior to that Chief Operating Officer of Quantitative Strategies at Magnetar Capital.

(1)	Each Officer’s mailing address is c/o Stone Ridge Asset Management LLC, 510 Madison Avenue, 21st Floor, New York, NY 10022.
(2)	The term of office of each officer is indefinite.

3. Shareholder Notification of Federal Tax Status

For the fiscal period ended October 31, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Fund	0.00%
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	21.75%
U.S. Small Cap VRP Fund	0.97%
U.S. VRP Master Fund	17.65%
International Developed Markets VRP Fund	2.86%
Emerging Markets VRP Fund	0.00%
International VRP Master Fund	3.76%
Global Equity VRP Master Fund	4.29%

Stone Ridge Funds	Annual Report	October 31, 2015

Additional Information (Unaudited)

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2015 was as follows:

PERCENTAGES
Reinsurance Fund	0.00%
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	21.21%
U.S. Small Cap VRP Fund	0.97%
U.S. VRP Master Fund	17.22%
International Developed Markets VRP Fund	0.00%
Emerging Markets VRP Fund	0.00%
International VRP Master Fund	0.00%
Global Equity VRP Master Fund	3.71%

For the period ended October 31, 2015, the Funds designated the following percent of ordinary distributions paid as interest-related dividends under the Internal Revenue Code Section 871(k)(1)(c):

PERCENTAGES
Reinsurance Fund	0.00%
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	0.51%
U.S. Small Cap VRP Fund	0.60%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	1.39%
Emerging Markets VRP Fund	0.00%
International VRP Master Fund	0.05%
Global Equity VRP Master Fund	0.02%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund were as follows:

PERCENTAGES
Reinsurance Fund	0.00%
High Yield Fund	0.00%
U.S. Large Cap VRP Fund.	100.00%
U.S. Small Cap VRP Fund	100.00%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	100.00%
Emerging Markets VRP Fund	100.00%
International VRP Master Fund	13.79%
Global Equity VRP Master Fund	56.91%

Shareholders should not use the above information to prepare their tax returns. Since each Fund’s fiscal year is not the calendar year, another notification will be made available with respect to calendar year 2015. Such notification, which will reflect the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with Form 1099-DIV and will be made available in February on the Funds’ website, www.stoneridgefunds.com. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in each of the Funds.

4. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Stone Ridge Funds	Annual Report	October 31, 2015

Additional Information (Unaudited)

5. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov).

Stone Ridge Funds	Annual Report	October 31, 2015

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

                                                               SQANNU

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffery Ekberg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2015	FYE 10/31/2014
Audit Fees	$422,681	$377,000
Audit-Related Fees	$0	$0
Tax Fees	$159,500	$178,250
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2015	FYE 10/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (“Adviser”) (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2015	FYE 10/31/2014
Registrant	$159,500	$178,250
Registrant’s Investment Adviser	$42,000	$30,000

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President

Date	January 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	January 8, 2016

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date	January 8, 2016

*	Print the name and title of each signing officer under his or her signature.